  As filed with the Securities and Exchange Commission on July 29, 1999

                                           1933 Act Registration No. 2-91362
                                           1940 Act Registration No. 811-4040

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   FORM N-lA

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]

                      Pre-Effective Amendment No. __  [_]

                   Post-Effective Amendment No. 63  [X]
                                                --

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]


                          Amendment No. 56  [X]
                                    --
                       (Check appropriate box or boxes.)

                     PAINEWEBBER MANAGED INVESTMENTS TRUST
              (Exact name of registrant as specified in charter)
                          1285 Avenue of the Americas
                           New York, New York 10019
                   (Address of principal executive offices)
      Registrant's telephone number, including area code: (212) 713-2000

                           DIANNE E. O'DONNELL, ESQ.
                    Mitchell Hutchins Asset Management Inc.
                          1285 Avenue of the Americas
                           New York, New York 10019
                    (Name and address of agent for service)

                                  Copies to:
                            ELINOR W. GAMMON, ESQ.

                         BENJAMIN J. HASKIN, ESQ.
                          Kirkpatrick & Lockhart LLP
                        1800 Massachusetts Avenue, N.W.
                                   2nd Floor
                          Washington, D.C. 20036-1800
                           Telephone: (202)778-9000

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective:
[_]  Immediately upon filing pursuant to Rule 485(b)

[X]  On August 1, 1999, pursuant to Rule 485(b)
        --------------
[_]  60 days after filing pursuant to Rule 485(a)(1)
[_]  On ______ pursuant to Rule 485(a)(1)
[_]  75 days after filing pursuant to Rule 485(a)(2)
[_]  On ______ pursuant to Rule 485(a)(2)

Title of Securities Being Registered: Class A, B, C and Y Shares of Beneficial Interest of PaineWebber Utility Income Fund.

PaineWebber
Financial Services Growth Fund Inc.

PaineWebber
Utility Income Fund







                          ---------------------------

                                   PROSPECTUS
                                 August 1, 1999

                          ---------------------------




This prospectus offers shares in two of PaineWebber's stock funds. Each fund offers four classes of shares, Classes A, B, C and Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you based on how much you plan to invest and how long you plan to hold your fund shares. Class Y shares are available only to certain types of investors.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved either fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

-------------------------------------------------------------------------------
                              -------------------
PaineWebber Financial Services Growth Fund      PaineWebber Utility Income Fund


                                   Contents

                                   The Funds

     ----------------------------------------------------------------

What every investor          3           PaineWebber Financial Services Growth Fund
should know about
the funds                    6           PaineWebber Utility Income Fund
                             9           More About Risks and Investment Strategies

                                Your Investment

     ------------------------------------------------------------------------------
Information for             11           Managing Your Fund Account
managing your fund                       --Flexible Pricing
account                                  --Buying Shares
                                         --Selling Shares
                                         --Exchanging Shares
                                         --Pricing and Valuation

                            Additional Information

     ------------------------------------------------------------------------------
Additional important        17           Management
information about
the funds                   18           Dividends and Taxes
                            19           Financial Highlights
     ------------------------------------------------------------------------------
Where to learn more
about PaineWebber                        Back Cover
mutual funds

                             The funds are not
                             complete or balanced
                             investment programs.


                                  -----------
-------------------------------------------------------------------------------

                                Prospectus Page

--------------------------------------------------------------------------------
                              -------------------
                   PaineWebber Financial Services Growth Fund


                   PaineWebber Financial Services Growth Fund

                   Investment Objective, Strategies and Risks

--------------------------------------------------------------------------------

Fund Objective

Long-term capital appreciation.

Principal Investment Strategies

The fund invests primarily in stocks of financial services companies, such as banks, thrifts, insurance companies, finance companies, securities firms, and companies that provide specialized services to them. The fund also invests, to a lesser extent, in stocks of other types of companies and in bonds. Some of the fund's stocks and bonds may be of foreign issuers and may be denominated in foreign currencies. The fund may use options, futures contracts and other derivatives as part of its investment strategy or to help manage portfolio risks.

The fund's investment adviser, Mitchell Hutchins Asset Management Inc., seeks to invest in stocks of companies with better-than-average earnings growth that also represent strong, fundamental investment values. These include companies that may benefit from changes in the financial services industry, such as mergers and the growth of financial services other than banking. Mitchell Hutchins especially looks for companies whose growth characteristics and value are not yet recognized by the market. Mitchell Hutchins also looks for companies in growing regions or with niche products, whose earnings growth may be sustainable throughout the business cycle.

In selecting specific investments for the fund, Mitchell Hutchins assesses a company's current and anticipated revenues, earnings, cash flow, asset composition and management practices.

Principal Risks

An investment in the fund is not guaranteed; you may lose money by investing in the fund.

Common stocks, which are the fund's main type of investment, generally fluctuate in value more than other investments. Since the fund's stocks are concentrated in financial services companies, it will be more severely affected by unfavorable developments in that industry than if it invested in a broad range of businesses.

More information about these and other risks of an investment in the fund is provided below in "More on Risks and Investment Strategies." In particular, see the following headings:

 . Equity Risk

 . Financial Services Industry Concentration Risk

 . Interest Rate Risk

 . Credit Risk

 . Foreign Securities Risk

 . Derivatives Risk

Information on the fund's recent investment strategies and holdings can be found in its current annual/semi-annual reports (see back cover for information on ordering those reports).

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 3

--------------------------------------------------------------------------------
                              -------------------
                   PaineWebber Financial Services Growth Fund



                                  Performance

--------------------------------------------------------------------------------

Risk/Return Bar Chart and Table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The chart shows Class A shares because they have the longest performance history of any class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the chart shows the average annual returns over several time periods for each class of the fund's shares. That table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.
 Total Return on Class A Shares

                             BAR CHART APPEARS HERE

              1989                   21.71%
              1990                  -12.33%
              1991                   65.37%
              1992                   38.68%
              1993                   10.32%
              1994                   -0.75%
              1995                   47.46%
              1996                   28.96%
              1997                   45.20%
              1998                    2.31%


                               Calendar Year

 Total return January 1 to June 30, 1999--(0.42)%
 Best quarter during years shown: 1st quarter, 1991--22.90%
 Worst quarter during years shown: 3rd quarter, 1990--(18.78%)

 Average Annual Total Returns
 as of December 31, 1998

Class                              Class A  Class B*  Class C   Class Y    S&P 500
(Inception Date)                  (5/22/86) (7/1/91)  (7/2/92) (3/30/98)    Index
----------------                  --------- --------  -------- ---------   -------
One Year.........................   (2.28)%  (3.44)%    0.55%      N/A      28.60%
Five Years.......................   21.77%   21.79%    21.97%      N/A      24.05%
Ten Years........................   21.88%     N/A       N/A       N/A      19.19%
Life of Class....................   16.21%   24.17%    21.30%   (3.59%)**     ***

-------
* Assumes conversion of Class B shares to Class A after six years.
** Represents return for less than a full year.
*** Average annual total returns for the S&P 500 Index for the life of each class were as follows: Class A--16.83%; Class B--20.19%; Class C--21.27%; Class Y--12.87%.

                                  ----------
--------------------------------------------------------------------------------

                               Prospectus Page 4

--------------------------------------------------------------------------------
                              -------------------
                   PaineWebber Financial Services Growth Fund



                            Expenses and Fee Tables

--------------------------------------------------------------------------------

Fees and Expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses (fees paid directly from your investment)

                                              Class A Class B Class C  Class Y
                                              ------- ------- -------  --------
Maximum Sales Charge (Load) Imposed on
 Purchases
 (as a % of offering price).................    4.5%   None     None      None
Maximum Contingent Deferred Sales Charge
 (Load) (CDSC)
 (as a % of offering price).................   None       5%       1%     None
Exchange Fee................................   None    None     None      None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

                                              Class A Class B Class C  Class Y
                                              ------- ------- -------  --------
Management Fees.............................   0.70%   0.70%    0.70%     0.70%
Distribution and/or Service (12b-1) Fees....   0.25    1.00     1.00      0.00
Other Expenses..............................   0.22    0.24     0.24      0.20
                                               ----    ----   ------    ------
Total Annual Fund Operating Expenses........   1.17%   1.94%    1.94%     0.90%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                              1 year  3 years 5 years  10 years
                                              ------- ------- -------  --------
Class A.....................................   $564    $805   $1,065    $1,806
Class B (assuming sales of all shares at end
 of period).................................    697     909    1,247     1,881
Class B (assuming no sales of shares).......    197     609    1,047     1,881
Class C (assuming sales of all shares at end
 of period).................................    297     609    1,047     2,264
Class C (assuming no sales of shares).......    197     609    1,047     2,264
Class Y.....................................     92     287      498     1,108

                                  ----------
--------------------------------------------------------------------------------

                               Prospectus Page 5

--------------------------------------------------------------------------------
                              -------------------
                        PaineWebber Utility Income Fund


                        PaineWebber Utility Income Fund

                   Investment Objective, Strategies and Risks

--------------------------------------------------------------------------------

Fund Objective

Current income and capital appreciation.

Principal Investment Strategies

The fund invests primarily in income-producing stocks and bonds issued by U.S. and foreign utility companies. These are companies that own or operate facilities for generating, transmitting or distributing electricity, gas or water or telecommunications. The fund also invests, to a lesser extent, in companies outside the utility industries and in money market instruments. The fund may use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

The fund's investment adviser, Mitchell Hutchins Asset Management Inc., seeks to find companies that should benefit from a changing operating environment. Long-term changes include a trend toward deregulation in all utility industries, an increasing ability of telephone companies to enter new businesses and consolidation among electric utilities. Mitchell Hutchins allocates the fund's investments between stocks and bonds based on its judgment of what will achieve the best balance of income and growth under prevailing economic conditions. Mitchell Hutchins evaluates individual issuers based on the issuer's business and regulatory environment, its ability to maintain low production costs and other measures of fundamental value.

Principal Risks

An investment in the fund is not guaranteed; you may lose money by investing in the fund.

Common stocks generally fluctuate in value more than other investments. Utility company stocks, like bonds, generally fall in price when interest rates rise. Since the fund's investments are concentrated in utility companies, it will be more severely affected by unfavorable developments in the utilities industries than if it invested in a broad range of businesses.

More information about these and other risks of an investment in the fund is provided below in "More on Risks and Investment Strategies." In particular, see the following headings:

 .Equity Risk

 .Utility Industries Concentration Risk

 .Interest Rate Risk

 .Credit Risk

 .Foreign Securities Risk

 .Derivatives Risk

Information on the fund's recent investment strategies and holdings can be found in its current annual/semi-annual reports (see back cover for information on ordering those reports).

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 6

--------------------------------------------------------------------------------
                              -------------------
                        PaineWebber Utility Income Fund



                                  Performance

--------------------------------------------------------------------------------

Risk/Return Bar Chart and Table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The chart shows Class A shares because they have as long a performance history as any class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.
The table that follows the chart shows the average annual returns over several time periods for each class of the fund's shares. That table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index and to a more narrowly based index that reflects the utility industries market sector. Both of these indices are unmanaged and, therefore, do not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total Return on Class A Shares

                              [CHART APPEARS HERE]

           1989                 0%
           1990                 0%
           1991                 0%
           1992                 0%
           1993                 0%
           1994             -9.71%
           1995             28.82%
           1996              7.90%
           1997             25.75%
           1998             12.87%


                               Calendar Year

 Total return January 1 to June 30, 1999--2.53%

 Best quarter during years shown:   quarter, 1997--10.55%

 Worst quarter during years shown:   quarter, 1994--(7.33)%

Average Annual Total Returns
as of December 31, 1998

                                                                   S&P     S&P
Class                        Class A  Class B  Class C   Class Y   500   Utility
(Inception Date)             (7/2/93) (7/2/93) (7/2/93) (9/10/98) Index   Index
----------------             -------- -------- -------- --------- -----  -------
One Year....................   7.77%    7.03%   11.00%      N/A   28.60%  14.77%
Five Years..................  11.20%   11.13%   11.37%      N/A   24.05%  13.90%
Life of Class...............   9.99%    9.97%   10.07%   14.11%*     **     ***

-------
*Represents return for less than a full year.
** Average annual total returns for the S&P 500 Index for the life of each class were as follows: Class A--22.72%; Class B--22.72%; Class C--22.72%; Class Y--29.05%.
*** Average annual total returns for the S&P Utility Index for the life of each class were as follows: Class A--12.74%; Class B--12.74%; Class C--12.74%; Class Y--11.17%.

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 7

--------------------------------------------------------------------------------
                              -------------------
                        PaineWebber Utility Income Fund



                            Expenses and Fee Tables

--------------------------------------------------------------------------------

Fees and Expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses (fees paid directly from your investment)

                                                 Class A Class B Class C Class Y
                                                 ------- ------- ------- -------
Maximum Sales Charge (Load) Imposed on
 Purchases
 (as a % of offering price)....................    4.5%   None    None    None
Maximum Contingent Deferred Sales Charge (Load)
 (CDSC)
 (as a % of offering price)....................   None       5%      1%   None
Exchange Fee...................................   None    None    None    None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

                                                Class A Class B Class C Class Y
                                                ------- ------- ------- -------
Management Fees................................  0.70%   0.70%   0.70%   0.70%
Distribution and/or Service (12b-1) Fees.......  0.25    1.00    1.00    0.00
Other Expenses.................................  0.64    0.65    0.65    0.55
                                                 ----    ----    ----    ----
Total Annual Fund Operating Expenses...........  1.59%   2.35%   2.35%   1.25%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 year 3 years 5 years 10 years
                                                ------ ------- ------- --------
Class A.......................................   $604   $ 929  $1,277   $2,254
Class B (assuming sale of all shares at end of
 period)......................................    738   1,033   1,455    2,323
Class B (assuming no sale of shares)..........    238     733   1,255    2,323
Class C (assuming sale of all shares at end of
 period)......................................    338     733   1,255    2,686
Class C (assuming no sale of shares)..........    238     733   1,255    2,686
Class Y.......................................    127     397     686    1,511

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 8

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                              -------------------
PaineWebber Financial Services Growth Fund      PaineWebber Utility Income Fund


                  More About Risks and Investment Strategies

-------------------------------------------------------------------------------

Principal Risks

The main risks of investing in one or both of the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular fund by looking under the "Investment Objective, Strategies and Risks" heading for that fund.

Other risks of investing in a fund, along with further detail about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

Credit Risk. Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even high quality bonds are subject to some credit risk. However, credit risk is higher for lower quality bonds. Bonds that are not investment grade involve high credit risk and are considered speculative. Lower quality bonds may fluctuate in value more than higher quality bonds and, during periods of market volatility, may be more difficult to sell at the time and price a fund desires.

Derivatives Risk. The value of "derivatives"--so-called because their value "derives" from the value of an underlying asset, reference rate or index--may rise or fall more rapidly than other investments. For some derivatives, it is possible for a fund to lose more than the amount it invested in the derivative. Options, futures contracts and forward currency contracts are examples of derivatives. If a fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, it is possible that the hedge will not succeed. This may happen for various reasons, including unexpected changes in the value of the derivatives that are not matched by opposite changes in the value of the rest of the fund's portfolio.

Equity Risk. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. A fund may lose a substantial part, or even all, of its investment in a company's stock.

Financial Services Industry Concentration Risk. Financial Services Growth Fund concentrates its investments in financial services companies. Therefore, it will be more affected by economic, competitive and regulatory developments in the financial services industry than it would be if it invested in a broad range of businesses.

Financial services companies may be subject to severe price competition, and they also are subject to extensive governmental regulation. Regulation limits their business activities and also may limit the interest rates and fees they can charge. Proposed federal legislation would reduce the separation between commercial and investment banking business. Both the industry and the fund may be significantly affected if that legislation is enacted.

The profitability of financial services companies is largely dependent on the availability and cost of capital funds. It can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of customers can negatively affect the industry.

Foreign Securities Risk. Foreign securities involve risks that normally are not associated with securities of U.S. issuers. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. When securities are denominated in foreign currencies, they also are subject to the risk that the value of the foreign currency will fall in relation to the U.S. dollar.

Interest Rate Risk. The value of bonds can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments in bonds will fall. Because interest rate risk

                                  -----------
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                               Prospectus Page 9

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                              -------------------
PaineWebber Financial Services Growth Fund      PaineWebber Utility Income Fund

is the primary risk presented by U.S. government and other very high quality bonds, changes in interest rates may actually have a larger effect on the value of those bonds than on lower quality bonds.

Utility Industries Concentration Risk. Utility Income Fund concentrates its investments in the utility industries. Therefore, it will be more affected by economic, competitive and regulatory developments in those industries than it would be if it invested in a broad range of businesses.

Interest rate changes may affect the value of the fund's assets. When interest rates decline, prices of utility stocks and bonds tend to increase. When interest rates rise, these prices tend to decrease.

The same trend toward deregulation that presents opportunities in the utility industries also presents special risks. Some companies may be faced with increased competition and may become less profitable.

Electric utility companies are subject to increases in fuel and other operating costs, increases in interest costs, compliance costs relating to environmental, nuclear facility and other safety regulations. Other types of utilities face similar problems.

Additional Risks

Year 2000 Risk. The funds could be adversely affected by problems relating to the inability of computer systems used by Mitchell Hutchins and the funds' other service providers to recognize the year 2000. While year 2000-related computer problems could have a negative effect on the funds, Mitchell Hutchins is working to avoid these problems with respect to its own computer systems and to obtain assurances from service providers that they are taking similar steps.

Similarly, the companies in which the funds invest and trading systems used by the funds could be adversely affected by this issue. The ability of a company or trading system to respond successfully to the issue requires both technological sophistication and diligence, and there can be no assurance that any steps taken will be sufficient to avoid an adverse impact on the funds. This risk may be greater with respect to trading systems in foreign countries.

Additional Investment Strategies

Defensive Positions; Cash Reserves. In order to protect itself from adverse market conditions, a fund may take a temporary defensive position that is different from its normal investment strategy. This means that the fund may temporarily invest a larger-than-normal part, or even all, of its assets in cash or money market instruments. Since these investments provide relatively low income, a defensive position may not be consistent with achieving a fund's investment objective. Each of the funds may invest up to 35% of its total assets in cash or money market instruments as a cash reserve for liquidity or, in the case of Utility Income Fund, as part of its ordinary investment strategy.

Portfolio Turnover. Each fund may engage in frequent trading (high portfolio turnover) in order to achieve its investment objective.

Frequent trading may increase the portion of a fund's capital gains that are realized for tax purposes in any given year. This may increase the fund's taxable dividends in that year. Frequent trading also may increase the portion of a fund's realized capital gains that are considered "short-term" for tax purposes. Shareholders will pay higher taxes on dividends that represent short-term gains than they would pay on dividends that represent long-term gains. Frequent trading also may result in higher fund expenses due to transaction costs.

The funds do not restrict the frequency of trading in order to limit expenses or the tax effect that the fund's dividends may have on shareholders.

                                  -----------
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                              Prospectus Page 10

-------------------------------------------------------------------------------
                              -------------------
PaineWebber Financial Services Growth Fund      PaineWebber Utility Income Fund


                                Your Investment

                          Managing Your Fund Account

-------------------------------------------------------------------------------

Flexible Pricing

The funds offer four classes of shares--Class A, Class B, Class C and Class Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest in the funds and how long you plan to hold your fund investment. Class Y shares are only available to certain types of investors.

Each fund has adopted a plan under rule 12b-1 for its Class A, Class B and Class C shares that allows it to pay service and (for Class B and Class C shares) distribution fees for the sale of its shares and services provided to shareholders. Because the 12b-1 distribution fees for Class B and Class C shares are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid a front-end sales charge.

Class A Shares

Class A shares have a front-end sales charge that is included in the offering price of the Class A shares. This sales charge is not invested in the fund. Class A shares pay an annual 12b-1 service fee of 0.25% of average net assets, but they pay no 12b-1 distribution fees. The ongoing expenses for Class A shares are lower than for Class B and Class C shares.

The Class A sales charges for each fund are described in the following table.

Class A Sales Charges

                           Sales Charge as a Percentage of:  Discount to Selected Dealers as
Amount of Investment      Offering Price Net Amount Invested  Percentage of Offering Price
--------------------      -------------- ------------------- -------------------------------
Less than $50,000.......       4.50%            4.71%                     4.25%
$50,000 to $99,999......       4.00             4.17                      3.75
$100,000 to $249,999....       3.50             3.63                      3.25
$250,000 to $499,999....       2.50             2.56                      2.25
$500,000 to $999,999....       1.75             1.78                      1.50
$1,000,000 and over(1)..       None             None                      1.00(2)

-------

(1) A contingent deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this 1% charge. Withdrawals in the first year after purchase of up to 12% of the value of the fund account under the funds' Systematic Withdrawal Plan are not subject to this charge.
(2) Mitchell Hutchins pays 1% to PaineWebber.

                                  -----------
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                              Prospectus Page 11

-------------------------------------------------------------------------------
                              -------------------
PaineWebber Financial Services Growth Fund      PaineWebber Utility Income Fund

Sales Charge Reductions and Waivers. You may qualify for a lower sales charge if you already own Class A shares of a PaineWebber mutual fund. You can combine the value of Class A shares that you own in other PaineWebber funds and the purchase amount of the Class A shares of the PaineWebber fund that you are buying.

You may also qualify for a lower sales charge if you combine your purchases with those of:

 . your spouse, parents or children under age 21;

 . your Individual Retirement Accounts (IRAs);

 . certain employee benefit plans, including 401(k) plans;

 . a company that you control;

 . a trust that you created;

 . Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts created by you or by a group of investors for your children; or

 . accounts with the same adviser.

You may qualify for a complete waiver of the sales charge if you:

 . Are an employee of PaineWebber or its affiliates or the spouse, parent or child under age 21 of a PaineWebber employee;

 . Buy these shares through a PaineWebber Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm that was registered as a broker-dealer with the SEC, and

 --you were the Financial Advisor's client at the competing brokerage firm;

 --within 90 days of buying shares in a fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

 --you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund;

 . Acquire these shares through the reinvestment of dividends of a PaineWebber unit investment trust;

 . Are a 401(k) or 403(b) qualified employee benefit plan with 50 or more eligible employees in the plan or at least $1 million in assets; or

 . Are a participant in the PaineWebber Members Only sm Program. For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to participating membership organizations in a total amount not to exceed 1% of the amount invested.

Note: See the funds' Statement of Additional Information for some other sales charge waivers. If you think you qualify for any sales charge reductions or waivers, you will need to provide documentation to PaineWebber or the fund. For more information, you should contact your PaineWebber Financial Advisor or correspondent firm or call 1-800-647-1568. If you want information on the funds' Systematic Withdrawal Plan, see the Statement of Additional Information or contact your PaineWebber Financial Advisor or correspondent firm.

Class B Shares

Class B shares have a contingent deferred sales charge. When you purchase Class B shares, we invest 100% of your purchase in fund shares. However, you may have to pay the deferred sales charge when you sell your fund shares, depending on how long you own the shares.

Class B shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. If you hold your Class B shares for six years, they will automatically convert to Class A shares, which have lower ongoing expenses.

If you sell Class B shares before the end of six years, you will pay a deferred sales charge. We calculate the deferred sales charge by multiplying the lesser of the net asset value of the Class B shares at the time of purchase or the net asset value at the time of sale by the percentage shown below:

                                  -----------
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                              Prospectus Page 12

-------------------------------------------------------------------------------
                              -------------------
PaineWebber Financial Services Growth Fund      PaineWebber Utility Income Fund


                                                         Percentage by which the
If you sell                                                 shares' net asset
shares within:                                            value is multiplied:
--------------                                           -----------------------
1st year since purchase.................................             5%
2nd year since purchase.................................             4
3rd year since purchase.................................             3
4th year since purchase.................................             2
5th year since purchase.................................             2
6th year since purchase.................................             1
7th year since purchase.................................          None

We will not impose the deferred sales charge on Class B shares representing reinvestment of dividends or on withdrawals in any year of up to 12% of the value of your Class B shares under the Systematic Withdrawal Plan.

To minimize your deferred sales charge, we will assume that you are selling:

 . First, Class B shares representing reinvested dividends, and

 . Second, Class B shares that you have owned the longest.

Sales Charge Waivers. You may qualify for a waiver of the deferred sales charge on a sale of shares if:

 . You participate in the Systematic Withdrawal Plan;

 . You are older than 59 1/2 and are selling shares to take a distribution from certain types of retirement plans;

 . You receive a tax-free return of an excess IRA contribution;

 . You receive a tax-qualified retirement plan distribution following retirement; or

 . The shares are sold within one year of your death and you owned the shares either (1) as the sole shareholder or (2) with your spouse as a joint tenant with the right of survivorship.

Note: If you think you qualify for any of these sales charge waivers, you will need to provide documentation to PaineWebber or the fund. For more information, you should contact your PaineWebber Financial Advisor or correspondent firm or call 1-800-647-1568. If you want information on the Systematic Withdrawal Plan, see the Statement of Additional Information or contact your PaineWebber Financial Advisor or correspondent firm.

Class C Shares

Class C shares have a level load sales charge in the form of ongoing 12b-1 distribution fees. When you purchase Class C shares, we will invest 100% of your purchase in fund shares.

Class C shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. Class C shares do not convert to another class of shares. This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a contingent deferred sales charge. You may have to pay the deferred sales charge if you sell your shares within one year of the date you purchased them. We calculate the deferred sales charge on sales of Class C shares by multiplying 1.00% by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale. We will not impose the deferred sales charge on Class C shares representing reinvestment of dividends or on withdrawals in the first year after purchase, of up to 12% of the value of your Class C shares under the Systematic Withdrawal Plan.

Note: If you want information on the funds' Systematic Withdrawal Plan, see the Statement of Additional Information or contact your PaineWebber Financial Advisor or correspondent firm.

Class Y Shares

Class Y shares have no sales charge. Only specific types of investors can purchase Class Y shares. You may be eligible to purchase Class Y shares if you:

 . Buy shares through PaineWebber's PACE Multi-Advisor Program;

 . Buy $10 million or more of PaineWebber fund shares at any one time;

 . Are a qualified retirement plan with 5,000 or more eligible employees or $50 million in assets; or

 . Are an investment company advised by PaineWebber or an affiliate of PaineWebber.

The trustee of PaineWebber's 401(k) Plus Plan for its employees is also eligible to purchase Class Y shares.

Class Y shares do not pay ongoing distribution or service fees or sales charges. The ongoing expenses for Class Y shares are the lowest for all the classes.

                                  -----------
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                              Prospectus Page 13

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                              -------------------
PaineWebber Financial Services Growth Fund      PaineWebber Utility Income Fund


Buying Shares

If you are a PaineWebber client, or a client of a PaineWebber correspondent firm, you can purchase fund shares through your Financial Advisor. Otherwise, you can invest in the funds through the funds' transfer agent, PFPC Inc. You can obtain an application by calling 1-800-647-1568. You must complete and sign the application and mail it, along with a check, to:

 PFPC Inc.
 Attn.: PaineWebber Mutual Funds
 P.O. Box 8950
 Wilmington, DE 19899.

If you wish to invest in other PaineWebber Funds, you can do so by:

 . Contacting your Financial Advisor (if you have an account at PaineWebber or at a PaineWebber correspondent firm);

 . Mailing an application with a check; or

 . Opening an account by exchanging shares from another PaineWebber fund.

You do not have to complete an application when you make additional investments in the same fund.

The funds and Mitchell Hutchins reserve the right to reject a purchase order or suspend the offering of shares.

Minimum Investments

 To open an account...................................................... $1,000
 To add to an account.................................................... $  100

Each fund may waive or reduce these amounts for:

 . Employees of PaineWebber or its affiliates; or

 . Participants in certain pension plans, retirement accounts, unaffiliated investment programs or the funds' automatic investment plans.

Frequent Trading. The interests of a fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations-- also known as "market timing." When large dollar amounts are involved, the fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's fund shares. These factors may hurt the fund's performance and its shareholders. When Mitchell Hutchins believes frequent trading would have a disruptive effect on a fund's ability to manage its investments, Mitchell Hutchins and the fund may reject purchase orders and exchanges into the fund by any person, group or account that Mitchell Hutchins believes to be a market timer. A fund may notify the market timer that a purchase order or an exchange has been rejected after the day the order is placed.

Selling Shares

You can sell your fund shares at any time. If you own more than one class of shares, you should specify which class you want to sell. If you do not, the fund will assume that you want to sell shares in the following order: Class A, then Class C, then Class B and last, Class Y.

If you want to sell shares that you purchased recently, the fund may delay payment until it verifies that it has received good payment. If you purchased shares by check, this can take up to 15 days.

If you have an account with PaineWebber or a PaineWebber correspondent firm, you can sell shares by contacting your Financial Advisor.

If you do not have an account at PaineWebber or a correspondent firm, and you bought your shares through the transfer agent, you can sell your shares by writing to the fund's transfer agent. Your letter must include:

 . Your name and address;

 . The fund's name;

 . The fund account number;

 . The dollar amount or number of shares you want to sell; and

 . A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are:

  Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange

                                  -----------
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                              Prospectus Page 14

-------------------------------------------------------------------------------
                              -------------------
PaineWebber Financial Services Growth Fund      PaineWebber Utility Income Fund

  Medallion Signature Program (MSP). The funds will not accept signature guarantees that are not a part of these programs.

Mail the letter to:

 PFPC Inc.
 Attn.: PaineWebber Mutual Funds
 P.O. Box 8950
 Wilmington, DE 19899.

If you sell Class A shares and then repurchase Class A shares of the same fund within 365 days of the sale, you can reinstate your account without paying a sales charge.

It costs each fund money to maintain shareholder accounts. Therefore, the funds reserve the right to repurchase all shares in any account that has a net asset value of less than $500. If a fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. A fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the fund's net asset value.

Exchanging Shares

You may exchange Class A, Class B or Class C shares of each fund for shares of the same class of most other PaineWebber funds. You may not exchange Class Y shares.

You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares. However, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. Each fund will use the date that you purchased the shares in the first fund to determine whether you must pay a deferred sales charge when you sell the shares in the acquired fund.

Other PaineWebber funds may have different minimum investment amounts. You may not be able to exchange your shares if your exchange is not as large as the minimum investment amount in that other fund.

You may exchange shares of one fund for shares of another fund only after the first purchase has settled and the first fund has received your payment.

PaineWebber Clients. If you bought your shares through PaineWebber or a correspondent firm, you may exchange your shares by placing an order with your PaineWebber Financial Advisor.

Other Investors. If you are not a PaineWebber client, you may exchange your shares by writing to the fund's transfer agent. You must include:

 . Your name and address;

 . The name of the fund whose shares you are selling and the name of the fund whose shares you want to buy;

 . Your account number;

 . How much you are exchanging (by dollar amount or by number of shares to be sold); and

 . A guarantee of your signature. (See "Buying Shares" for information on obtaining a signature guarantee.)

Mail the letter to:

 PFPC Inc.
 Attn.: PaineWebber Mutual Funds
 P.O. Box 8950
 Wilmington, DE 19899.

A fund may modify or terminate the exchange privilege at any time.

Pricing and Valuation

The price at which you may buy, sell or exchange fund shares is based on net asset value per share. Each fund calculates net asset value on days that the New York Stock Exchange is open. Each fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the funds do not price their shares, on national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the fund's net asset value per share will be calculated as of the time trading was halted.

Your price for buying, selling or exchanging shares will be based on the net asset value that is next calculated after the fund accepts your order. If you place your order through PaineWebber, your PaineWebber Financial Advisor is responsible for making sure that your order is promptly sent to the fund.

You should keep in mind that a front-end sales charge may be applied to your purchase if you buy Class A shares. A deferred sales charge may be applied when you sell Class B or Class C shares.

                                  -----------
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                              Prospectus Page 15

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                              -------------------
PaineWebber Financial Services Growth Fund      PaineWebber Utility Income Fund


Each fund calculates its net asset value based on the current market value for its portfolio securities. The funds normally obtain market values for their securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the fund's board. The funds normally use the amortized cost method to value bonds that will mature in 60 days or less.

Judgment plays a greater role in valuing thinly traded securities, including many lower-rated bonds, because there is less reliable, objective data available.

The funds calculate the U.S. dollar value of investments that are denominated in foreign currencies daily, based on current exchange rates. A fund may own securities, including some securities that trade primarily in foreign markets, that trade on weekends or other days on which a fund does not calculate net asset value. You will not be able to sell your shares on those days. If a fund concludes that a material change in the value of a foreign security has occurred after the close of trading in its principal foreign market but before the close of regular trading on the NYSE, the fund may use fair value methods to reflect those changes. Any use of fair value methods would be intended to assure that the fund's net asset value fairly reflects security values as of the time of pricing.

                                  -----------
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                              Prospectus Page 16

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                              -------------------
PaineWebber Financial Services Growth Fund      PaineWebber Utility Income Fund


                                  Management

-------------------------------------------------------------------------------
Investment Adviser

Mitchell Hutchins Asset Management Inc. is the investment adviser and administrator of the funds. Mitchell Hutchins is located at 1285 Avenue of the Americas, New York, New York, 10019, and is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On June 30, 1999, Mitchell Hutchins was adviser or sub-adviser of 33 investment companies with 75 separate portfolios and aggregate assets of approximately $47.2 billion.

Portfolio Managers

Financial Services Growth Fund. Mark Tincher and Andrew B. Dinnhaupt are responsible for the day-to-day management of the fund's portfolio. Mr. Tincher is a managing director and chief investment officer of equities of Mitchell Hutchins, responsible for overseeing the management of equity investments. He assumed his responsibilities for the fund in May 1999. Prior to joining Mitchell Hutchins in April 1995, Mr. Tincher was a vice president at Chase Manhattan Private Bank, where he directed the U.S. funds management and equity research area and oversaw the management of all Chase U.S. equity funds. Mr. Dinnhaupt is a first vice president of Mitchell Hutchins and a financial services analyst, and has been a portfolio manager for the fund since October 1998. Prior to joining Mitchell Hutchins in July 1996, Mr. Dinnhaupt worked at Summit Bank as an investment officer, portfolio manager, credit analyst and financial services analyst.

Utility Income Fund. Mark Tincher and Christopher T. Solmssen are responsible for the day-to-day management of the fund's stock portfolio. Mr. Tincher also is responsible for determining the allocation of fund assets between stocks and bonds. James F. Keegan and Julieanna Berry are responsible for the day-to-day management of the fund's bond portfolio.

Mr. Tincher and Mr. Solmssen assumed their responsibilities for the fund in May 1999. Further information about Mr. Tincher's background may be found above under "Financial Services Growth Fund." Mr. Solmssen is a vice president of Mitchell Hutchins and an equity analyst covering utilities, telecommunications and energy. Prior to joining Mitchell Hutchins in January 1998, Mr. Solmssen worked at Sun America Asset Management as an equity analyst. Mrs. Berry and Mr. Keegan have held their fund responsibilities since March and April 1996, respectively. Mrs. Berry is a first vice president of Mitchell Hutchins, where she has been employed as a portfolio manager since 1989. Mr. Keegan is a senior vice president of Mitchell Hutchins and oversees all corporate bond investments. Prior to joining Mitchell Hutchins in 1995, Mr. Keegan was the director of fixed income strategy and research at the Merrion Group, L.P.

Advisory Fees

The funds paid advisory fees to Mitchell Hutchins for the most recent fiscal year at the following rate of average daily net assets:

Financial Services Growth Fund............................................ 0.70%
Utility Income Fund....................................................... 0.70%

Other Information

The funds have received an exemptive order from the SEC that permits their boards to appoint and replace sub-advisers and to amend sub-advisory contracts without obtaining shareholder approval. A fund's shareholders must approve this policy before its board may implement it. As of the date of this prospectus, the funds have not asked their shareholders to do so.

                                  -----------
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                              Prospectus Page 17

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                              -------------------
PaineWebber Financial Services Growth Fund      PaineWebber Utility Income Fund


                              Dividends and Taxes

-------------------------------------------------------------------------------
Dividends

Financial Services Growth Fund normally declares and pays dividends and distributes any gains annually. Utility Income Fund normally pays quarterly dividends and distributes any gains annually.

Classes with higher expenses are expected to have lower dividends. For example, Class B shares and Class C are expected to have the lowest dividends of any class of a fund's shares, while Class Y shares are expected to have the highest.

You will receive dividends in additional shares of the same class unless you elect to receive them in cash. Contact your Financial Advisor at PaineWebber or one of its correspondent firms if you prefer to receive dividends in cash. Taxes

The dividends that you receive from a fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

When you sell fund shares, you generally will be subject to federal income tax on any gain you realize. If you exchange any fund's shares for shares of another PaineWebber mutual fund, the transaction will be treated as a sale of the first fund's shares, and any gain will be subject to federal income tax.

Financial Services Growth Fund expects that its dividends will be comprised primarily of capital gain distributions. Utility Income Fund expects that its dividends will primarily be taxed as ordinary income. The distribution of capital gains will be taxed at a lower rate than ordinary income if the fund held the assets that generated the gains for more than 12 months. Your fund will tell you how you should treat its dividends for tax purposes.

                                  -----------
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                              Prospectus Page 18

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                              -------------------
PaineWebber Financial Services Growth Fund      PaineWebber Utility Income Fund



                             Financial Highlights

-------------------------------------------------------------------------------

The following financial highlights tables are intended to help you understand the funds' financial performance for the past 5 years. Shorter periods are shown for classes of fund shares that have existed for less than 5 years. Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends).

This information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose reports, along with the funds' financial statements, are included in the funds' Annual Reports to Shareholders. Annual Reports may be obtained without charge by calling 1-800-647-1568.

                                  -----------
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                              Prospectus Page 19

--------------------------------------------------------------------------------
                              -------------------
                   PaineWebber Financial Services Growth Fund



                              Financial Highlights

--------------------------------------------------------------------------------

                                                    Financial Services Growth Fund
                          ----------------------------------------------------------------------------------------------
                                           Class A                                         Class B
                          ----------------------------------------------  ----------------------------------------------

                                For the Years Ended March 31,                   For the Years Ended March 31,
                          ----------------------------------------------  ----------------------------------------------
                            1999       1998     1997     1996     1995      1999       1998     1997     1996     1995
                          --------   --------  -------  -------  -------  --------   --------  -------  -------  -------
Net asset value,
 beginning of period....  $  33.56   $  23.41  $ 21.16  $ 17.11  $ 16.92  $  32.62   $  22.87  $ 20.75  $ 16.85  $ 16.71
                          --------   --------  -------  -------  -------  --------   --------  -------  -------  -------
Net investment income...      0.33@      0.20     0.18     0.30     0.25      0.09@      0.09     0.04     0.13     0.11
Net realized and
 unrealized gains
 (losses) from
 investments............    (2.96)@     11.75     5.69     6.25     1.34    (2.87)@     11.34     5.53     6.16     1.33
                          --------   --------  -------  -------  -------  --------   --------  -------  -------  -------
Net increase (decrease)
 from investment
 operations.............     (2.63)     11.95     5.87     6.55     1.59     (2.78)     11.43     5.57     6.29     1.44
                          --------   --------  -------  -------  -------  --------   --------  -------  -------  -------
Dividends from net
 investment income......     (0.28)     (0.21)   (0.23)   (0.29)   (0.13)    (0.08)     (0.09)   (0.06)   (0.18)   (0.03)
Distributions from net
 realized gains from
 investment
 transactions...........     (0.41)     (1.59)   (3.39)   (2.21)   (1.27)    (0.41)     (1.59)   (3.39)   (2.21)   (1.27)
                          --------   --------  -------  -------  -------  --------   --------  -------  -------  -------
Total dividends and
 distributions..........     (0.69)     (1.80)   (3.62)   (2.50)   (1.40)    (0.49)     (1.68)   (3.45)   (2.39)   (1.30)
                          --------   --------  -------  -------  -------  --------   --------  -------  -------  -------
Net asset value, end of
 period.................  $  30.24   $  33.56  $ 23.41  $ 21.16  $ 17.11  $  29.35   $  32.62  $ 22.87  $ 20.75  $ 16.85
                          ========   ========  =======  =======  =======  ========   ========  =======  =======  =======
Total investment
 return(1)..............     (7.81)%    51.92%   28.72%   39.02%   10.22%    (8.51)%    50.80%   27.74%   37.97%    9.37%
                          ========   ========  =======  =======  =======  ========   ========  =======  =======  =======
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).........  $204,433   $209,818  $85,661  $64,003  $49,295  $195,392   $198,473  $41,579  $28,147  $16,368
Expenses to average net
 assets.................      1.17%      1.17%    1.52%    1.37%    1.45%     1.94%      1.92%    2.27%    2.12%    2.22%
Net investment income to
 average net assets.....      1.07%      1.12%    0.90%    1.50%    1.40%     0.29%      0.37%    0.15%    0.74%    0.67%
Portfolio turnover
 rate...................        59%        23%      40%      53%      14%       59%        23%      40%      53%      14%

-------
* Annualized
+ Commencement of issuance of shares
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

@ Calculated using the average monthly shares outstanding for the year.

                                  -----------
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                               Prospectus Page 20

--------------------------------------------------------------------------------
                              -------------------
                   PaineWebber Financial Services Growth Fund



                              Financial Highlights
                                  (Continued)
--------------------------------------------------------------------------------

                 Financial Services Growth Fund
-----------------------------------------------------------------------
               Class C                                Class Y
------------------------------------------  ---------------------------
                                              For the   For the Period
    For the Years Ended March 31,           Years Ended March 30, 1998+
------------------------------------------   March 31,   to March 31,
 1999      1998     1997     1996    1995      1999          1998
-------   -------  -------  ------  ------  ----------- ---------------
$ 32.56   $ 22.84  $ 20.75  $16.86  $16.71    $33.56        $32.22
-------   -------  -------  ------  ------    ------        ------
   0.08@     0.12     0.06    0.12    0.11      0.34@         0.00
 (2.86)@    11.28     5.51    6.16    1.33     (2.89)@        0.34
-------   -------  -------  ------  ------    ------        ------
  (2.78)    11.40     5.57    6.28    1.44     (2.55)         0.34
-------   -------  -------  ------  ------    ------        ------
  (0.09)    (0.09)   (0.09)  (0.18)  (0.02)    (0.37)         0.00
  (0.41)    (1.59)   (3.39)  (2.21)  (1.27)    (0.41)         0.00
-------   -------  -------  ------  ------    ------        ------
  (0.50)    (1.68)   (3.48)  (2.39)  (1.29)    (0.78)         0.00
$ 29.28   $ 32.56  $ 22.84  $20.75  $16.86    $30.23        $33.56
=======   =======  =======  ======  ======    ======        ======
  (8.50)%   50.76%   27.74%  37.92%   9.34%    (7.57)         1.02%
=======   =======  =======  ======  ======    ======        ======
$78,670   $63,809  $12,357  $6,989  $4,160    $5,292        $    2
   1.94%     1.92%    2.28%   2.14%   2.23%     0.90%         0.80%*
   0.27%     0.36%    0.15%   0.72%   0.61%     1.22%         0.00%*
     59%       23%      40%     53%     14%       59%           23%

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 21

--------------------------------------------------------------------------------
                              -------------------
                        PaineWebber Utility Income Fund



                              Financial Highlights

--------------------------------------------------------------------------------

                                                                    Utility Income Fund
                     ---------------------------------------------------------------------------------------------------
                                             Class A                                                      Class B
                     ----------------------------------------------------------  ---------------------------------------
                                               For the
                     For the Years Ended         Four      For the    For the      For the Years Ended      For the Four
                          March 31,          Months Ended Year Ended Year Ended         March 31,           Months Ended
                     ----------------------   March 31,    Nov. 30,  Nov.  30,   -------------------------   March 31,
                      1999    1998    1997       1996        1995       1994      1999     1998     1997        1996
                     ------  ------  ------  ------------ ---------- ----------  -------  -------  -------  ------------
Net asset value,
 beginning of
 period.........     $13.79  $10.20  $ 9.76     $ 9.77     $  8.31    $  9.66    $ 13.79  $ 10.20  $  9.75    $  9.77
                     ------  ------  ------     ------     -------    -------    -------  -------  -------    -------
Net investment
 income.........       0.39    0.33    0.34       0.15        0.47       0.48       0.29     0.25     0.26       0.12
Net realized and
 unrealized
 gains (losses)
 from
 investments....      (0.22)   3.61    0.41        --         1.44      (1.31)     (0.23)    3.60     0.42      (0.01)
                     ------  ------  ------     ------     -------    -------    -------  -------  -------    -------
Net increase
 (decrease) from
 investment
 operations.....       0.17    3.94    0.75       0.15        1.91      (0.83)      0.06     3.85     0.68       0.11
                     ------  ------  ------     ------     -------    -------    -------  -------  -------    -------
Dividends from
 net investment
 income.........      (0.36)  (0.35)  (0.31)     (0.16)      (0.45)     (0.52)     (0.25)   (0.26)   (0.23)     (0.13)
                     ------  ------  ------     ------     -------    -------    -------  -------  -------    -------
Net asset value,
 end of period..     $13.60  $13.79  $10.20     $ 9.76     $  9.77    $  8.31    $ 13.60  $ 13.79  $ 10.20    $  9.75
                     ======  ======  ======     ======     =======    =======    =======  =======  =======    =======
Total investment
 return(1)......       1.24%  39.15%   7.83%      1.46%      23.64%     (8.76)%     0.49%   38.13%    7.05%      1.10%
                     ======  ======  ======     ======     =======    =======    =======  =======  =======    =======
Ratios/Supplemental
 Data:
Net assets, end
 of period
 (000's)........     $7,308  $7,856  $6,039     $9,416     $10,750    $12,532    $19,484  $21,562  $21,071    $34,765
Expenses to
 average net
 assets, net of
 waivers from
 adviser........       1.59%   1.92%   1.93%      1.09%*      1.49%      1.58%      2.35%    2.68%    2.69%      1.85%*
Expenses to
 average net
 assets, before
 waivers from
 adviser, to
 average net
 assets.........       1.59%   1.92%   2.00%      1.44%*      1.49%      1.58%      2.35%    2.68%    2.76%      2.20%*
Net investment
 income, before
 waivers from
 adviser, to
 average net
 assets.........       2.90%   2.77%   3.27%      4.26%*      5.13%      5.49%      2.16%    2.05%    2.51%      3.51%*
Net investment
 income, before
 waivers from
 adviser, to
 average net
 assets.........       2.90%   2.77%   3.20%      3.91%*      5.13%      5.49%      2.16%    2.05%    2.44%      3.16%*
Portfolio
 turnover rate..         21%     10%     41%        21%         30%        92%        21%      10%      41%        21%
                      For the    For the
                     Year Ended Year Ended
                      Nov. 30,   Nov. 30,
                        1995       1994
                     ---------- -----------
Net asset value,
 beginning of
 period.........      $  8.31    $  9.65
                     ---------- -----------
Net investment
 income.........         0.40       0.42
Net realized and
 unrealized
 gains (losses)
 from
 investments....         1.45      (1.31)
                     ---------- -----------
Net increase
 (decrease) from
 investment
 operations.....         1.85      (0.89)
                     ---------- -----------
Dividends from
 net investment
 income.........        (0.39)     (0.45)
                     ---------- -----------
Net asset value,
 end of period..      $  9.77    $  8.31
                     ========== ===========
Total investment
 return(1)......        22.73%     (9.35)%
                     ========== ===========
Ratios/Supplemental
 Data:
Net assets, end
 of period
 (000's)........      $37,554    $37,156
Expenses to
 average net
 assets, net of
 waivers from
 adviser........         2.23%      2.33%
Expenses to
 average net
 assets, before
 waivers from
 adviser, to
 average net
 assets.........         2.23%      2.33%
Net investment
 income, before
 waivers from
 adviser, to
 average net
 assets.........         4.37%      4.72%
Net investment
 income, before
 waivers from
 adviser, to
 average net
 assets.........         4.37%      4.72%
Portfolio
 turnover rate..           30%        92%

-------
* Annualized
+ Commencement of issuance of shares
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

                                  -----------
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                               Prospectus Page 22

--------------------------------------------------------------------------------
                              -------------------
                        PaineWebber Utility Income Fund



                              Financial Highlights
                                  (Continued)
--------------------------------------------------------------------------------

                            Utility Income Fund
------------------------------------------------------------------------------
                          Class C                                  Class Y
--------------------------------------------------------------- --------------
                                                                For the Period
For the Years Ended     For the Four    For the      For the    September 10,
     March 31,           Months Ended  Year Ended   Year Ended      1998+
----------------------    March 31,   November 30, November 30,  to March 31,
 1999    1998    1997        1996         1995         1994          1999
------  ------  ------  ------------- ------------ ------------ --------------
$13.78  $10.20  $ 9.75     $  9.77      $  8.31      $  9.65        $12.55
------  ------  ------     -------      -------      -------        ------
  0.28    0.23    0.25        0.12         0.40         0.42          0.24
 (0.22)   3.61    0.43       (0.01)        1.45        (1.31)         1.03
------  ------  ------     -------      -------      -------        ------
  0.06    3.84    0.68        0.11         1.85        (0.89)         1.27
------  ------  ------     -------      -------      -------        ------
 (0.26)  (0.26)  (0.23)      (0.13)       (0.39)       (0.45)        (0.27)
------  ------  ------     -------      -------      -------        ------
$13.58  $13.78  $10.20     $  9.75      $  9.77      $  8.31        $13.55
======  ======  ======     =======      =======      =======        ======
  0.44%  38.09%   7.06%       1.10%       22.71%       (9.36)%       10.14%
======  ======  ======     =======      =======      =======        ======
$7,700  $7,736  $6,909     $11,072      $12,222      $13,922        $   40
  2.35%   2.68%   2.70%       1.85%*       2.24%        2.32%         1.25%*
  2.35%   2.68%   2.76%       2.20%*       2.24%        2.32%         1.25%*
  2.13%   1.99%   2.51%       3.50%*       4.37%        4.69%         2.57%*
  2.13%   1.99%   2.44%       3.15%*       4.37%        4.69%         2.57%*
    21%     10%     41%         21%          30%          92%           21%

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 23

-------------------------------------------------------------------------------
                              -------------------
PaineWebber Financial Services Growth Fund      PaineWebber Utility Income Fund

Ticker Symbol:  Financial Services Growth Fund Class: A:PREAX.Q Utility Income Fund Class: A:PUTAX.Q
                                                      B:PREBX.Q                            B:PUIBX.Q
                                                      C:PFICX.Q                            C:PUTDX.Q
                                                      Y:None                               Y:None

If you want more information about the funds, the following documents are available free upon request:

Annual/Semi-Annual Reports

Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus.

You may discuss your questions about the funds by contacting your PaineWebber Financial Advisor. You may obtain free copies of annual and semi-annual reports and the SAI by contacting the funds directly at 1-800-647-1568.

You may review and copy information about the funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies of reports and other information about the funds:

 . For a fee, by writing to or calling the SEC's Public Reference Room, Washington, D.C. 20549-6009 Telephone: 1-800-SEC-0330

 .Free, from the SEC's Internet website at: http://www.sec.gov


PaineWebber Financial Services Growth Fund Inc.

Investment Company Act File No. 811-4587

PaineWebber Managed Investments Trust

 -PaineWebber Utility Income Fund

Investment Company Act File No. 811-4040

(C) 1999 PaineWebber Incorporated

                                  -----------
-------------------------------------------------------------------------------

                PaineWebber Financial Services Growth Fund Inc.
                        PaineWebber Utility Income Fund
                          1285 Avenue of the Americas
                           New York, New York 10019

                      STATEMENT OF ADDITIONAL INFORMATION

         Each of the funds named above is, or is a series of, a diversified, professionally managed, open-end management investment company. PaineWebber Financial Services Growth Fund Inc. is a Maryland corporation (the "Corporation"). PaineWebber Utility Income Fund is a series of PaineWebber Managed Investments Trust (the "Trust").

         The investment adviser, administrator and distributor for each fund is Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"). As distributor for the funds, Mitchell Hutchins has appointed PaineWebber to serve as the exclusive dealer for the sale of fund shares.

         Portions of each fund's Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Reports accompany this SAI. You may obtain an additional copy of a fund's Annual Report by calling toll-free 1-800-647-1568.

         This SAI is not a prospectus and should be read only in conjunction with the funds' current Prospectus, dated August 1, 1999. A copy of the Prospectus may be obtained by calling any PaineWebber Financial Advisor or correspondent firm or by calling toll-free 1-800-647-1568. This SAI is dated August 1, 1999.


                               TABLE OF CONTENTS
                                                                                                        Page
                                                                                                        ----
The Funds and Their Investment Policies....................................................................2
The Funds' Investments, Related Risks and Limitations..................................................... 3
Strategies Using Derivative Instruments...................................................................12
Organization; Board Members, Officers and Principal Holders of Securities.................................20
Investment Advisory and Distribution Arrangements.........................................................27
Portfolio Transactions....................................................................................33
Reduced Sales Charges, Additional Exchange and Redemption Information and Other Services..................35
Conversion of Class B Shares..............................................................................40
Valuation of Shares.......................................................................................40
Performance Information...................................................................................41
Taxes.....................................................................................................44
Other Information.........................................................................................47
Financial Statements......................................................................................49
Appendix..................................................................................................A-1

                    THE FUNDS AND THEIR INVESTMENT POLICIES

         Neither fund's investment objective may be changed without shareholder approval. Except where noted, the other investment policies of each fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that a fund will achieve its investment objective.

         Financial Services Growth Fund's investment objective is long-term capital appreciation. The fund seeks to achieve this objective by investing primarily in equity securities of companies in the financial services industries. These companies include banks, savings and loan institutions ("thrifts"), insurance companies, commercial finance companies, consumer finance companies, brokerage companies, investment management companies, companies that provide specialized services closely allied to financial services (such as transaction processing and financial printing) and their holding companies.

         The fund normally invests at least 65% of its total assets in equity securities of financial services companies. To be considered a financial services company, the company must: (1) derive at least 50% of either its revenues or earnings from financial services activities or devote at least 50% of its assets to these activities; or (2) be engaged in "securities-related businesses," meaning it derives more than 15% of its gross revenues from securities brokerage or investment management activities. The fund may invest up to 35% of its total assets in equity securities of companies outside the financial services industries and in bonds of all issuers. The fund may also invest up to 20% of its total assets in equity securities and bonds of foreign issuers. The fund may invest in securities other than equity securities when, in the opinion of the investment adviser, Mitchell Hutchins, their potential for capital appreciation is equal to or greater than that of equity securities or when such holdings might reduce volatility in the fund. The fund may not invest more than 5% of its total assets in the equity securities of any one company engaged in securities-related businesses. The fund may invest in banks and thrifts (and their holding companies) only if their deposits are insured by the Federal Deposit Insurance Corporation ("FDIC"). However, neither the securities of these companies nor the fund's shares are insured by the FDIC or any other federal or governmental agency.

         The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued basis and may purchase or sell securities for delayed delivery. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33-1/3% of its total assets. The fund may also borrow from banks or through reverse repurchase agreements for temporary or emergency purposes, but not in excess of 10% of its total assets. The fund also may invest in securities of other investment companies and may sell securities short "against the box."

         Utility Income Fund's investment objective is current income and capital appreciation. The fund seeks to achieve its objective by investing at least 65% of its total assets in income-producing equity securities and bonds issued by domestic and foreign companies that are primarily engaged in the ownership or operation of facilities used in the generation, transmission or distribution of electricity, telecommunications, gas or water. "Primarily engaged" means that either: (1) more than 50% of the company's assets are devoted to the ownership or operation of one or more such facilities; or (2) more than 50% of the company's operating revenues are derived from such businesses.

         The fund may invest in the equity securities and bonds of foreign companies. The fund may invest up to 35% of its total assets in equity securities and bonds of companies that are outside the utility industries and in high quality money market instruments. The fund may invest up to 5% of its net assets in bonds and convertible securities that are rated lower than investment grade.

         The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued basis and may purchase or sell securities for delayed delivery. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33-1/3% of its total assets. The fund may also borrow from banks or through reverse repurchase agreements for temporary or emergency purposes, but not in excess of 10% of its total assets. The fund also may invest in securities of other investment companies and may sell securities short "against the box."

              THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS

         The following supplements the information contained in the Prospectus and above concerning the funds' investments, related risks and limitations. Except as otherwise indicated in the Prospectus or this SAI, the funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents.

         Equity Securities. Equity securities (referred to as "stocks" in the Prospectus) include common stocks, most preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depository receipts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

         Preferred stock has certain fixed income features, like a bond, but actually it is equity that is senior to a company's common stock. Convertible securities may include debentures, notes and preferred equity securities, that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Depository receipts typically are issued by banks or trust companies and evidence ownership of underlying equity securities.

         While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities and reflect changes in a company's financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that a fund may experience a substantial or complete loss on an individual equity investment.

         Bonds. Bonds are fixed or variable rate debt obligations, including notes, debentures, and similar instruments and securities and money market instruments. Mortgage- and asset-backed securities are types of bonds, and certain types of income-producing, non-convertible preferred stocks may be treated as bonds for investment purposes. Bonds generally are used by corporations and governments to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Many preferred stocks and some bonds are "perpetual" in that they have no maturity date.

         Bonds are subject to interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of a fund's investments in bonds. In general, bonds having longer durations are more sensitive to interest rate changes than are bonds with shorter durations. Credit risk is the risk that an issuer may be unable or unwilling to pay interest and/or principal on the bond. Credit risk can be affected by many factors, including adverse changes in the issuer's own financial condition or in economic conditions.

         Convertible Securities. A convertible security is a bond, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest or dividends until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities,
(2) are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

         Warrants. Warrants are securities permitting, but not obligating, holders to subscribe for other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

         Credit Ratings; Non-Investment Grade Bonds. Moody's Investors Service ("Moody's"), Standard & Poor's ("S&P") and other rating agencies are private services that provide ratings of the credit quality of debt obligations and certain other securities. A description of the ratings assigned to corporate bonds by Moody's and S&P is included in the Appendix to this SAI. The process by which Moody's and S&P determine ratings for mortgage-backed securities includes consideration of the likelihood of the receipt by security holders of all distributions, the nature of the underlying assets, the credit quality of the guarantor, if any, and the structural, legal and tax aspects associated with these securities. Not even the highest such ratings represent an assessment of the likelihood that principal prepayments will be made by obligors on the underlying assets or the degree to which such prepayments may differ from that originally anticipated, nor do such ratings address the possibility that investors may suffer a lower than anticipated yield or that investors in such securities may fail to recoup fully their initial investment due to prepayments.

         Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a debt security's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade the rating of a bond. The funds may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices.

         In addition to ratings assigned to individual bond issues, Mitchell Hutchins will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial condition of the issuer, the size of the offering, the maturity of the obligation and its rating. There is a wide variation in the quality of bonds, both within a particular classification and between classifications. An issuer's obligations under its bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of issuers to meet their obligations for the payment of interest and principal on their bonds.

         Investment grade bonds are rated in one of the four highest rating categories by Moody's or S&P, comparably rated by another rating agency or, if unrated, determined by Mitchell Hutchins to be of comparable quality. Moody's considers bonds rated Baa (its lowest investment grade rating) to have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated bonds.

         Non-investment grade bonds (commonly known as "junk bonds") are rated Ba or lower by Moody's, BB or lower by S&P, comparably rated by another rating agency or determined by Mitchell Hutchins to be of comparable quality. A fund's investments in non-investment grade bonds entail greater risk than its investments in higher rated bonds. Non-investment grade bonds, which are sometimes referred to as "high yield" bonds, are considered predominantly speculative with respect to the issuer's ability to pay interest and repay principal and may involve significant risk exposure to adverse conditions. Non-investment grade bonds generally offer a higher current yield than that available for investment grade issues; however, they involve higher risks, in that they are especially sensitive to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured by collateral and will not receive payment until more senior claims are paid in full.

         The market for non-investment grade bonds, especially those of foreign issuers, has expanded rapidly in recent years, which has been a period of generally expanding growth and lower inflation. These securities will be susceptible to greater risk when economic growth slows or reverses and when inflation increases or deflation occurs. This has been reflected in recent volatility in emerging market securities, particularly in Asia. In the past, many lower rated bonds experienced substantial price declines reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated bonds rose dramatically. However, such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructurings or defaults. There can be no assurance that such declines will not recur.

         The market for non-investment grade bonds generally is thinner and less active than that for higher quality securities, which may limit a fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of non-investment grade securities, especially in a thinly traded market.

         U.S. Government Securities. U.S. government securities include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities (collectively, "U.S. government securities"). U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

         Treasury inflation-protected securities ("TIPS") are Treasury bonds on which the principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest on TIPS is payable semi-annually on the adjusted principal value. The principal value of TIPS would decline during periods of deflation, but the principal amount payable at maturity would not be less than the original par amount. If inflation is lower than expected while a fund holds TIPS, the fund may earn less on the TIPS than it would on conventional Treasury bonds.

         Investing in Foreign Securities. Investing in foreign securities involves more risks than investing in the United States. The value of foreign securities is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include expropriation, confiscatory taxation, withholding taxes on interest and/or dividends, limitations on the use of or transfer of fund assets and political or social instability or diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. In those European countries that have begun using the Euro as a common currency unit, individual national economies may be adversely affected by the inability of national governments to use monetary policy to address their own economic or political concerns.

         Securities of many foreign companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Transactions in foreign securities may be subject to less efficient settlement practices. Foreign securities trading practices, including those involving securities settlement where fund assets may be released prior to receipt of payment, may expose the funds to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Legal remedies for defaults and disputes may have to be pursued in foreign courts, whose procedures differ substantially from those of U.S. courts. Additionally, the costs of investing outside the United States frequently are higher than those in the United States. These costs include relatively higher brokerage commissions and foreign custody expenses.

         Securities of foreign issuers may not be registered with the Securities and Exchange Commission ("SEC"), and the issuers thereof may not be subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the funds than is available concerning U.S.

companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

         The funds may invest in foreign securities by purchasing depository receipts, including American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"), or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. They generally are in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. EDRs are European receipts evidencing a similar arrangement, may be denominated in other currencies and are designed for use in European securities markets. GDRs are similar to EDRs and are designed for use in several international financial markets. For purposes of each fund's investment policies, depository receipts generally are deemed to have the same classification as the underlying securities they represent. Thus, a depository receipt representing ownership of common stock will be treated as common stock.

         ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.

         The funds anticipate that their brokerage transactions involving foreign securities of companies headquartered in countries other than the United States will be conducted primarily on the principal exchanges of such countries. However, from time to time foreign securities may be difficult to liquidate rapidly without significantly depressing the price of such securities. Although each fund will endeavor to achieve the best net results in effecting its portfolio transactions, transactions on foreign exchanges are usually subject to fixed commissions that are generally higher than negotiated commissions on U.S. transactions. There is generally less government supervision and regulation of exchanges and brokers in foreign countries than in the United States.

         Investment income on certain foreign securities in which the funds may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the funds would be subject. In addition, substantial limitations may exist in certain countries with respect to the funds' ability to repatriate investment capital or the proceeds of sales of securities.

         Foreign Currency Transactions. Currency risk is the risk that changes in foreign exchange rates may reduce the U.S. dollar value of a fund's foreign investments. A fund's share value may change significantly when its investments are denominated in foreign currencies. Generally, currency exchange rates are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries. Currency exchange rates also can be affected by the intervention of the U.S. and foreign governments or central banks, the imposition of currency controls, speculation, devaluation or other political or economic developments inside and outside the United States.

         Each fund values its assets daily in U.S. dollars and does not intend to convert its holdings of foreign currencies to U.S. dollars on a daily basis. From time to time a fund's foreign currencies may be held as "foreign currency call accounts" at foreign branches of foreign or domestic banks. These accounts bear interest at negotiated rates and are payable upon relatively short demand periods. If a bank became insolvent, a fund could suffer a loss of some or all of the amounts deposited. Each fund may convert foreign currency to U.S. dollars from time to time.

         The value of the assets of a fund as measured in U.S. dollars may be affected favorably or unfavorably by fluctuations in currency rates and exchange control regulations. Further, a fund may incur costs in connection with conversions between various currencies. Currency exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire immediately to resell that currency to the dealer. Each fund conducts its currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.

         Zero Coupon and Other OID Securities. Zero coupon securities are securities on which no periodic interest payments are made and are sold at a deep discount from their face value. The buyer of these securities receives a rate of return by the gradual appreciation of the security, which results from the fact that it will be paid at face value on a specified maturity date. There are many types of zero coupon securities. Some are issued in zero coupon form, including Treasury bills, notes and bonds that have been stripped of (separated from) their unmatured interest coupons (unmatured interest payments) and receipts or certificates representing interests in such stripped debt obligations and coupons. Others are created by brokerage firms that strip the coupons from interest-paying bonds and sell the principal and the coupons separately.

         The funds may invest in other securities with original issue discount ("OID"), a term that means the securities are issued at a price that is lower than their value at maturity, even though the securities also may make cash payments of interest prior to maturity. These OID securities usually trade at a discount from their face value.

         Zero coupon securities are generally more sensitive to changes in interest rates than debt obligations of comparable maturities that make current interest payments. This means that when interest rates fall, the value of zero coupon securities rises more rapidly than securities paying interest on a current basis. However, when interest rates rise, their value falls more dramatically. Other OID securities also are subject to greater fluctuations in market value in response to changing interest rates than bonds of comparable maturities that make current distributions of interest in cash. Federal tax law requires that the holder of a zero coupon security or other OID security include in gross income each year the original issue discount that accrues on the security for the year, even though the holder receives no interest payment on the security during the year. Accordingly, to continue to qualify for treatment as a regulated investment company for federal tax purposes, and to avoid imposition of federal income and excise taxes, a fund may be required to distribute as dividends amounts that are greater than the total amount of cash it actually receives. These distributions must be made from the fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. A fund will not be able to purchase additional securities with cash used to make such distributions and its current income and the value of its shares may ultimately be reduced as a result.

         Illiquid Securities. The term "illiquid securities" for purposes of the Prospectus and this SAI means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a fund has valued the securities and includes, among other things, purchased over-the-counter options, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins has determined are liquid pursuant to guidelines established by each fund's board. The assets used as cover for over-the-counter options written by the funds will be considered illiquid unless the over-the-counter options are sold to qualified dealers who agree that the funds may repurchase any over-the-counter options they write at a maximum price to be calculated by a formula set forth in the option agreements. The cover for an over-the-counter option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. Under current SEC guidelines, interest-only ("IO") and principal-only ("PO") classes of mortgage-backed securities generally are considered illiquid. However, IO and PO classes of fixed-rate mortgage-backed securities issued by the U.S. government or one of its agencies or instrumentalities will not be considered illiquid if Mitchell Hutchins has determined that they are liquid pursuant to guidelines established by each fund's board. To the extent a fund invests in illiquid securities, it may not be able to readily liquidate such investments and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for a fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

         Restricted securities are not registered under the Securities Act of 1933 ("1933 Act") and may be sold only in privately negotiated or other exempted transactions or after a 1933 Act registration statement has become effective. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to sell.

         However, not all restricted securities are illiquid. To the extent that foreign securities are freely tradable in the country in which they are principally traded, they generally are not considered illiquid, even if they are restricted in the United States. A large institutional market has developed for many U.S. and foreign securities that are not registered under the 1933 Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

         Institutional markets for restricted securities also have developed as a result of Rule 144A, which establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of such securities promptly or at favorable prices.

         Each board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins pursuant to guidelines approved by the board. Mitchell Hutchins takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). Mitchell Hutchins monitors the liquidity of restricted securities in each fund's portfolio and reports periodically on such decisions to the applicable board.

         Temporary and Defensive Investments; Money Market Investments. Each fund may invest in money market investments for temporary or defensive purposes or as part of its normal investment program. Such investments include, among other things, (1) securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, (2) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers, (3) commercial paper and notes, including those with variable and floating rates of interest,
(4) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks, (5) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities, (6) bonds issued by foreign issuers, (7) repurchase agreements and (8) other investment companies that invest exclusively in money market instruments.

         Repurchase Agreements. Repurchase agreements are transactions in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. A fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. Each fund intends to enter into repurchase agreements only with counterparties in transactions believed by Mitchell Hutchins to present minimum credit risks.

         Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of securities held by a fund subject to that fund's agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to each fund's limitation on borrowings and may be entered into only with banks and securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a fund will maintain, in a segregated account with its custodian, cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

         Reverse repurchase agreements involve the risk that the buyer of the securities sold by a fund might be unable to deliver them when that fund seeks to repurchase. In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or trustee or receiver may receive an extension of time to determine whether to enforce that fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

         Lending of Portfolio Securities. Each fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that Mitchell Hutchins deems qualified. Lending securities enables a fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of a fund's portfolio securities must maintain acceptable collateral with that fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. Each fund may reinvest any cash collateral in money market investments or other short-term liquid investments. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each fund will retain authority to terminate any of its loans at any time. Each fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. A fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. Each fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.

         Pursuant to procedures adopted by the boards governing each fund's securities lending program, PaineWebber has been retained to serve as lending agent for each fund. The boards also have authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to PaineWebber for these services. Each board periodically reviews all portfolio securities loan transactions for which PaineWebber acted as lending agent. PaineWebber also has been approved as a borrower under each fund's securities lending program.

         Short Sales "Against the Box." Each fund may engage in short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (short sales "against the box"). To make delivery to the purchaser in a short sale, the executing broker borrows the securities being sold short on behalf of a fund, and that fund is obligated to replace the securities borrowed at a date in the future. When a fund sells short, it establishes a margin account with the broker effecting the short sale and deposits collateral with the broker. In addition, that fund maintains with its custodian, in a segregated account, the securities that could be used to cover the short sale. Each fund incurs transaction costs, including interest expense, in connection with opening, maintaining and closing short sales against the box. Neither fund currently expects to have obligations under short sales at any time during the coming year that exceed 5% of its net assets.

         A fund might make a short sale "against the box" to hedge against market risks when Mitchell Hutchins believes that the price of a security may decline, thereby causing a decline in the value of a security owned by a fund or a security convertible into or exchangeable for a security owned by a fund. In such case, any loss in a fund's long position after the short sale should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of securities a fund owns, either directly or indirectly, and in the case where a fund owns convertible securities, changes in the investment value or conversion premiums of such securities.

         When-Issued and Delayed Delivery Securities. Each fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, i.e., for issuance or delivery to or by the fund later than the normal settlement date for such securities at a stated price and yield. A fund generally would not pay for such securities or start earning interest on them until they are received. However, when a fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a fund on a when-issued or delayed delivery basis may result in the fund's incurring or missing an opportunity to make an alternative investment. Depending on market conditions, a fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile, because such securities may increase the amount by which the fund's total assets, including the value of when-issued and delayed delivery securities held by that fund, exceeds its net assets.

         A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a fund's net asset value. When a fund commits to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See "The Funds' Investments, Related Risks and Limitations--Segregated Accounts." A fund may sell the right to acquire the security prior to delivery if Mitchell Hutchins deems it advantageous to do so, which may result in a gain or loss to the fund.

         Segregated Accounts. When a fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis and reverse repurchase agreements, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the fund's obligation or commitment under such transactions. As described below under "Strategies Using Derivative Instruments," segregated accounts may also be required in connection with certain transactions involving options, futures, forward currency contracts and swaps.

Investment Limitations of the Funds

         Fundamental Limitations. The following fundamental investment limitations cannot be changed for a fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares of the fund present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

         Each fund will not:

         (1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

         The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

         (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities and except that (a) Financial Services Growth Fund, under normal circumstances, will invest 25% or more of its total assets in the related group of industries consisting of the financial services industries and (b) Utility Income Fund, under normal circumstances, will invest 25% or more of its total assets in the utility industries as a group. For this purpose, utility industries consist of companies primarily engaged in the ownership or operation of facilities used in the generation, transmission or distribution of electricity, telecommunications, gas, or water.

         (3) issue senior securities or borrow money, except as permitted under the Investment Company Act of 1940, as amended ("Investment Company Act"), and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

         (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

         (5) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

         (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

         (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

         Non-Fundamental Limitations. The following investment restrictions are non-fundamental and may be changed by the vote of the appropriate board without shareholder approval.

         Each fund will not:

         (1) invest more than 10% of its net assets in illiquid securities.

         (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

         (3) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

         (4) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger (and except that a fund will not purchase securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the Investment Company Act).

         (5) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

                     STRATEGIES USING DERIVATIVE INSTRUMENTS

         General Description of Derivative Instruments. Mitchell Hutchins may use a variety of financial instruments ("Derivative Instruments"), including certain options, futures contracts (sometimes referred to as "futures"), options on futures contracts, forward currency contracts and swap transactions to attempt to hedge each fund's portfolio and also to attempt to enhance income or return or realize gains and to manage the duration of its bond portfolio. A fund may enter into transactions involving one or more types of Derivative Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, each fund's use of these instruments will place at risk a much smaller portion of its assets. The particular Derivative Instruments that may be used by the funds are described below.

         The funds might not use any Derivative Instruments or derivative strategies, and there can be no assurance that using any strategy will succeed. If the Mitchell Hutchins is incorrect in its judgment on market values, interest rates or other economic factors in using a Derivative Instrument or strategy, a fund may have lower net income and a net loss on the investment.

         Options on Securities and Foreign Currencies. A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security or currency underlying the option at a specified price at any time during the term of the option or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security or currency against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security or currency at a specified price during the option term or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security or currency at the exercise price.

         Options on Securities Indices. A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a more traditional securities option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

         Securities Index Futures Contracts. A securities index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the securities index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

         Interest Rate and Foreign Currency Futures Contracts. Interest rate and foreign currency futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security or currency at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of bonds or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

         Options on Futures Contracts. Options on futures contracts are similar to options on securities or currency, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security or currency, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

         Forward Currency Contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into.

         General Description of Strategies Using Derivative Instruments. Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a fund's portfolio. Thus, in a short hedge a fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, a fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, a fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, a fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

         Conversely, a long hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a fund intends to acquire. Thus, in a long hedge, a fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, a fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, a fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transaction costs. Alternatively, a fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

         A fund may purchase and write (sell) straddles on securities or indices of securities. A long straddle is a combination of a call and a put option purchased on the same security or on the same futures contract, where the exercise price of the put is equal to the exercise price of the call. A fund might enter into a long straddle when Mitchell Hutchins believes it likely that the prices of the securities will be more volatile during the term of the option than the option pricing implies. A short straddle is a combination of a call and a put written on the same security where the exercise price of the put is equal to the exercise price of the call. A fund might enter into a short straddle when Mitchell Hutchins believes it unlikely that the prices of the securities will be as volatile during the term of the option as the option pricing implies.

         Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a fund owns or intends to acquire. Derivative Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad stock market sectors in which a fund has invested or expects to invest. Derivative Instruments on bonds may be used to hedge either individual securities or broad fixed income market sectors.

         Income strategies using Derivative Instruments may include the writing of covered options to obtain the related option premiums. Return or gain strategies may include using Derivative Instruments to increase or decrease a fund's exposure to different asset classes without buying or selling the underlying instruments. A fund also may use derivatives to simulate full investment by the fund while maintaining a cash balance for fund management purposes (such as to provide liquidity to meet anticipated shareholder sales of fund shares and for fund operating expenses).

         The use of Derivative Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, a fund's ability to use Derivative Instruments may be limited by tax considerations. See "Taxes."

         In addition to the products, strategies and risks described below and in the Prospectus, Mitchell Hutchins may discover additional opportunities in connection with Derivative Instruments and with hedging, income, return and gain strategies. These new opportunities may become available as regulatory authorities broaden the range of permitted transactions and as new Derivative Instruments and techniques are developed. Mitchell Hutchins may utilize these opportunities for a fund to the extent that they are consistent with the fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The funds' Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

         Special Risks of Strategies Using Derivative Instruments. The use of Derivative Instruments involves special considerations and risks, as described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

         (1) Successful use of most Derivative Instruments depends upon the ability of Mitchell Hutchins to predict movements of the overall securities, interest rate or currency exchange markets, which requires different skills than predicting changes in the prices of individual securities. While Mitchell Hutchins is experienced in the use of Derivative Instruments, there can be no assurance that any particular strategy adopted will succeed.

         (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments that are being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors affecting the markets in which Derivative Instruments are traded, rather than the value of the investments being hedged. The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a fund entered into a short hedge because Mitchell Hutchins projected a decline in the price of a security in that fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, the fund could suffer a loss. In either such case, the fund would have been in a better position had it not hedged at all.

         (4) As described below, a fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (i.e., Derivative Instruments other than purchased options). If the fund was unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the positions expired or matured. These requirements might impair a fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time. A fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to a fund.

         Cover for Strategies Using Derivative Instruments. Transactions using Derivative Instruments, other than purchased options, expose the funds to an obligation to another party. A fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options or futures contracts or (2) cash or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. Each fund will comply with SEC guidelines regarding cover for such transactions and will, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount.

         Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with similar assets. As a result, committing a large portion of a fund's assets to cover positions or to segregated accounts could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

         Options. The funds may purchase put and call options, and write (sell) covered put or call options on securities in which they invest and related indices and on foreign currencies. The purchase of call options may serve as a long hedge, and the purchase of put options may serve as a short hedge. A fund may also use options to attempt to enhance return or realize gains by increasing or reducing its exposure to an asset class without purchasing or selling the underlying securities. Writing covered put or call options can enable a fund to enhance income by reason of the premiums paid by the purchasers of such options. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the affected fund will be obligated to sell the security at less than its market value. Writing covered put options serves as a limited long hedge, because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the fund will be obligated to purchase the security at more than its market value. The securities or other assets used as cover for over-the-counter options written by a fund would be considered illiquid to the extent described under "The Funds' Investments, Related Risks and Limitations--Illiquid Securities."

         The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Generally, over-the-counter options on bonds are European-style options. This means that the option can only be exercised immediately prior to its expiration. This is in contract to American-style options that may be exercised at any time. There are also other types of options that may be exercised on certain specified dates before expiration. Options that expire unexercised have no value.

         A fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a fund to realize profits or limit losses on an option position prior to its exercise or expiration.

         The funds may purchase and write both exchange-traded and over-the-counter options. Currently, many options on equity securities (stocks) are exchange-traded. Exchange markets for options on bonds exist but are relatively new, and these instruments are primarily traded on the over-the-counter market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, over-the-counter options are contracts between a fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a fund purchases or writes an over-the-counter option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

         The funds' ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The funds intend to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for over-the-counter options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the funds will enter into over-the-counter options only with counterparties that are expected to be capable of entering into closing transactions with the funds, there is no assurance that a fund will in fact be able to close out an over-the-counter option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a fund might be unable to close out an over-the-counter option position at any time prior to its expiration.

         If a fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered put or call option written by the fund could cause material losses because the fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

         A fund may purchase and write put and call options on indices in much the same manner as the more traditional options discussed above, except the index options may serve as a hedge against overall fluctuations in a securities market (or market sector) rather than anticipated increases or decreases in the value of a particular security.

         Limitations on the Use of Options. Each fund's use of options is governed by the following guidelines, which can be changed by its board without shareholder vote:

         (1) A fund may purchase a put or call option, including any straddle or spread, only if the value of its premium, when aggregated with the premiums on all other options held by the fund, does not exceed 5% of its total assets.

         (2) The aggregate value of securities underlying put options written by a fund, determined as of the date the put options are written, will not exceed 50% of its net assets.

         (3) The aggregate premiums paid on all options (including options on securities, foreign currencies and securities indices and options on futures contracts) purchased by a fund that are held at any time will not exceed 20% of its net assets.

         Futures. The funds may purchase and sell securities index futures contracts, interest rate future contracts and foreign currency future contracts. A fund may purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options on securities or indices. In addition, a fund may purchase or sell futures contracts or purchase options thereon to increase or reduce its exposure to an asset class without purchasing or selling the underlying securities, either as a hedge or to enhance return or realize gains.

         Futures strategies also can be used to manage the average duration of a fund's bond portfolio. If Mitchell Hutchins wishes to shorten the average duration of a fund's bond portfolio, the fund may sell a futures contract or a call option thereon, or purchase a put option on that futures contract. If Mitchell Hutchins wishes to lengthen the average duration of the fund's bond portfolio, the fund may buy a futures contract or a call option thereon, or sell a put option thereon.

         A fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order synthetically to create a long futures contract position. Such options would have the same strike prices and expiration dates. A fund will engage in this strategy only when it is more advantageous to a fund than is purchasing the futures contract.

         No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, obligations of the United States or obligations fully guaranteed as to principal and interest by the United States, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

         Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of each fund's obligations to or from a futures broker. When a fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

         Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If a fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

         Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

         Limitations on the Use of Futures and Related Options. Each fund's use of futures and related options is governed by the following guidelines, which can be changed by its board without shareholder vote:

         (1) To the extent a fund enters into futures contracts and options on futures positions that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of its net assets.

         (2) The aggregate premiums paid on all options (including options on securities, foreign currencies and securities indices and options on futures contracts) purchased by each fund that are held at any time will not exceed 20% of its net assets.

         (3) The aggregate margin deposits on all futures contracts and options thereon held at any time by each fund will not exceed 5% of its total assets.

         Foreign Currency Hedging Strategies--Special Considerations. Each fund may use options and futures on foreign currencies, as described above, and forward currency contracts, as described below, to hedge against movements in the values of the foreign currencies in which the fund's securities are denominated. Such currency hedges can protect against price movements in a security a fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

         A fund might seek to hedge against changes in the value of a particular currency when no Derivative Instruments on that currency are available or such Derivative Instruments are considered expensive. In such cases, the fund may hedge against price movements in that currency by entering into transactions using Derivative Instruments on another currency or a basket of currencies, the value of which Mitchell Hutchins believes will have a positive correlation to the value of the currency being hedged. In addition, a fund may use forward currency contracts to shift exposure to foreign currency fluctuations from one country to another. For example, if a fund owned securities denominated in a foreign currency and Mitchell Hutchins believed that currency would decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. Transactions that use two foreign currencies are sometimes referred to as "cross hedging." Use of a different foreign currency magnifies the risk that movements in the price of the Derivative Instrument will not correlate or will correlate unfavorably with the foreign currency being hedged.

         The value of Derivative Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Derivative Instruments, a fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Derivative Instruments until they reopen.

         Settlement of Derivative Instruments involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the funds might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

         Forward Currency Contracts. A fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. Such transactions may serve as long hedges--for example, a fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the fund intends to acquire. Forward currency contract transactions may also serve as short hedges--for example, a fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency.

         The cost to a fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a fund enters into a forward currency contract, it relies on the contra party to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

         As is the case with futures contracts, parties to forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by entering into an instrument identical to the instrument purchased or sold, but in the opposite direction. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the contra party. Thus, there can be no assurance that a fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the contra party, a fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities in a segregated account.

         The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, a fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

         Limitations on the Use of Forward Currency Contracts. A fund may enter into forward currency contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the fund to deliver an amount of foreign currency in excess of the value of the position being hedged by such contracts or (2) the fund segregates with its custodian cash or liquid securities in an amount not less than the value of its total assets committed to the consummation of the contract and not covered as provided in (1) above, as marked to market daily.

         Swap Transactions. Each fund may enter into swap transactions, which include swaps, caps, floors and collars relating to interest rates, currencies, securities or other instruments. Interest rate swaps involve an agreement between two parties to exchange payments that are based, for example, on variable and fixed rates of interest and that are calculated on the basis of a specified amount of principal (the "notional principal amount") for a specified period of time. Interest rate cap and floor transactions involve an agreement between two parties in which the first party agrees to make payments to the contra party when a designated market interest rate goes above (in the case of a cap) or below (in the case of a floor) a designated level on predetermined dates or during a specified time period. Interest rate collar transactions involve an agreement between two parties in which payments are made when a designated market interest rate either goes above a designated ceiling level or goes below a designated floor level on predetermined dates or during a specified time period. Currency swaps, caps, floors and collars are similar to interest rate swaps, caps, floors and collars, but they are based on currency exchange rates rather than interest rates. Equity swaps or other swaps relating to securities or other instruments are also similar, but they are based on changes in the value of the underlying securities or instruments. For example, an equity swap might involve an exchange of the value of a particular security or securities index in a certain notional amount for the value of another security or index or for the value of interest on that notional amount at a specified fixed or variable rate.

         Each fund may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. A fund may use interest rate swaps, caps, floors and collars as a hedge on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities. Interest rate swap transactions are subject to risks comparable to those described above with respect to other derivatives strategies.

         A fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the fund receiving or paying, as the case may be, only the net amount of the two payments. Since segregated accounts will be established with respect to such transactions, Mitchell Hutchins believes such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the fund's borrowing restrictions. The net amount of the excess, if any, of the fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis, and appropriate fund assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account as described above in "Investment Policies and Restrictions--Segregated Accounts." The fund also will establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis.

         A fund will enter into interest rate swap transactions only with banks and recognized securities dealers or their respective affiliates believed by Mitchell Hutchins to present minimal credit risk in accordance with guidelines established by the fund's board. If there is a default by the other party to such a transaction, the fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

    ORGANIZATION; BOARD MEMBERS, OFFICERS AND PRINCIPAL HOLDERS OF SECURITIES


         The Corporation was organized on February 13, 1986, as a Maryland corporation and has authority to issue 300 million shares of common stock of separate series, par value $0.001 per share. The Trust was formed on November 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The Trust has seven operating series and is authorized to issue an unlimited number of shares of beneficial interest, par value of $0.001 per share, of existing or future series.

         Each of the Trust and the Corporation is governed by a board of trustees or directors, which oversees its operations and which is authorized to establish additional series. The trustees or directors ("board members") and executive officers of the Trust and the Corporation, their ages, business addresses and principal occupations during the past five years are:


        Name and Address*; Age                Position with              Business Experience; Other Directorships
        ----------------------                -------------              ----------------------------------------
                                             Trust/Corporation
                                             -----------------
Margo N. Alexander**; 52                   Trustee/Director and      Mrs. Alexander is chairman (since March 1999),
                                                 President           chief executive officer and a director of
                                                                     Mitchell Hutchins (since January 1995), and
                                                                     an executive vice president and a director
                                                                     of PaineWebber (since March 1984). Mrs.
                                                                     Alexander is president and a director or
                                                                     trustee of 32 investment companies for which
                                                                     Mitchell Hutchins, PaineWebber or one of
                                                                     their affiliates serves as investment
                                                                     adviser.

Richard Q. Armstrong; 64                     Trustee/Director        Mr. Armstrong is chairman and principal of
R.Q.A. Enterprises                                                   R.Q.A. Enterprises (management consulting firm)
One Old Church Road                                                  (since April 1991 and principal occupation
Unit #6                                                              since March 1995).  Mr. Armstrong was chairman
Greenwich, CT 06830                                                  of the board, chief executive officer and
                                                                     co-owner of Adirondack Beverages (producer
                                                                     and distributor of soft drinks and
                                                                     sparkling/still waters) (October 1993-March
                                                                     1995). He was a partner of The New England
                                                                     Consulting Group (management consulting
                                                                     firm) (December 1992-September 1993). He was
                                                                     managing director of LVMH U.S. Corporation
                                                                     (U.S. subsidiary of the French luxury goods
                                                                     conglomerate, Louis Vuitton Moet Hennessey
                                                                     Corporation) (1987-1991) and chairman of its
                                                                     wine and spirits subsidiary, Schieffelin &
                                                                     Somerset Company (1987-1991). Mr. Armstrong
                                                                     is a director or trustee of 31 investment
                                                                     companies for which Mitchell Hutchins,
                                                                     PaineWebber or one of their affiliates
                                                                     serves as investment adviser.

E. Garrett Bewkes, Jr.**; 72               Trustee/Director and      Mr. Bewkes is a director of Paine Webber Group
                                         Chairman of the Board of    Inc. ("PW Group") (holding company of PaineWebber
                                            Trustees/Directors       and Mitchell Hutchins). Prior to December
                                                                     1995, he was a consultant to PW Group. Prior
                                                                     to 1988, he was chairman of the board,
                                                                     president and chief executive officer of
                                                                     American Bakeries Company. Mr. Bewkes is a
                                                                     director of Interstate Bakeries Corporation.
                                                                     Mr. Bewkes is a director or trustee of 35
                                                                     investment companies for which Mitchell
                                                                     Hutchins, PaineWebber or one of their
                                                                     affiliates serves as investment adviser.



        Name and Address*; Age                Position with              Business Experience; Other Directorships
        ----------------------                -------------              ----------------------------------------
                                             Trust/Corporation
                                             -----------------
Richard R. Burt; 52                          Trustee/Director        Mr. Burt is chairman of IEP Advisors, Inc.
1275 Pennsylvania Ave., N.W.                                         (international investments and consulting
Washington, DC 20004                                                 firm) (since March 1994) and a partner of
                                                                     McKinsey & Company (management consulting
                                                                     firm) (since 1991). He is also a director of
                                                                     Archer-Daniels-Midland Co. (agricultural
                                                                     commodities), Hollinger International Co.
                                                                     (publishing), Homestake Mining Corp.,
                                                                     Powerhouse Technologies Inc. and Weirton
                                                                     Steel Corp. He was the chief negotiator in
                                                                     the Strategic Arms Reduction Talks with the
                                                                     former Soviet Union (1989-1991) and the U.S.
                                                                     Ambassador to the Federal Republic of
                                                                     Germany (1985-1989). Mr. Burt is a director
                                                                     or trustee of 31 investment companies for
                                                                     which Mitchell Hutchins, PaineWebber or one
                                                                     of their affiliates serves as investment
                                                                     adviser.

Mary C. Farrell**; 49                        Trustee/Director        Ms. Farrell is a managing director, senior
                                                                     investment strategist and member of the
                                                                     Investment Policy Committee of PaineWebber.
                                                                     Ms. Farrell joined PaineWebber in 1982. She
                                                                     is a member of the Financial Women's
                                                                     Association and Women's Economic Roundtable
                                                                     and appears as a regular panelist on Wall
                                                                     $treet Week with Louis Rukeyser. She also
                                                                     serves on the Board of Overseers of New York
                                                                     University's Stern School of Business. Ms.
                                                                     Farrell is a director or trustee of 31
                                                                     investment companies for which Mitchell
                                                                     Hutchins, PaineWebber or one of their
                                                                     affiliates serves as investment adviser.

Meyer Feldberg; 57                           Trustee/Director        Mr. Feldberg is Dean and Professor of
Columbia University                                                  Management of the Graduate School of
101 Uris Hall                                                        Business, Columbia University. Prior to
New York, NY 10027                                                   1989, he was president of the Illinois
                                                                     Institute of Technology. Dean Feldberg is
                                                                     also a director of Primedia, Inc., Federated
                                                                     Department Stores, Inc. and Revlon, Inc.
                                                                     Dean Feldberg is a director or trustee of 34
                                                                     investment companies for which Mitchell
                                                                     Hutchins, PaineWebber or one of their
                                                                     affiliates serves as investment adviser.

George W. Gowen; 69                          Trustee/Director        Mr. Gowen is a partner in the law firm of
666 Third Avenue                                                     Dunnington, Bartholow & Miller. Prior to May
New York, NY 10017                                                   1994, he was a partner in the law firm of
                                                                     Fryer, Ross & Gowen. Mr. Gowen is a director
                                                                     or trustee of 34 investment companies for
                                                                     which Mitchell Hutchins, PaineWebber or one
                                                                     of their affiliates serves as investment
                                                                     adviser.



        Name and Address*; Age                Position with              Business Experience; Other Directorships
        ----------------------                -------------              ----------------------------------------
                                             Trust/Corporation
                                             -----------------
Frederic V. Malek; 62                        Trustee/Director        Mr. Malek is chairman of Thayer Capital
1455 Pennsylvania Ave., N.W.                                         Partners (merchant bank). From January 1992
Suite 350                                                            to November 1992, he was campaign manager of
Washington, DC 20004                                                 Bush-Quayle `92. From 1990 to 1992, he was
                                                                     vice chairman and, from 1989 to 1990, he was
                                                                     president of Northwest Airlines Inc., NWA
                                                                     Inc. (holding company of Northwest Airlines
                                                                     Inc.) and Wings Holdings Inc. (holding
                                                                     company of NWA Inc.). Prior to 1989, he was
                                                                     employed by the Marriott Corporation
                                                                     (hotels, restaurants, airline catering and
                                                                     contract feeding), where he most recently
                                                                     was an executive vice president and
                                                                     president of Marriott Hotels and Resorts.
                                                                     Mr. Malek is also a director of American
                                                                     Management Systems, Inc. (management
                                                                     consulting and computer related services),
                                                                     Automatic Data Processing, Inc., CB
                                                                     Commercial Group, Inc. (real estate
                                                                     services), Choice Hotels International
                                                                     (hotel and hotel franchising), FPL Group,
                                                                     Inc. (electric services), Manor Care, Inc.
                                                                     (health care) and Northwest Airlines Inc.
                                                                     Mr. Malek is a director or trustee of 31
                                                                     investment companies for which Mitchell
                                                                     Hutchins, PaineWebber or one of their
                                                                     affiliates serves as investment adviser.

Carl W. Schafer; 63                          Trustee/Director        Mr. Schafer is president of the Atlantic
66 Witherspoon Street, #1100                                         Foundation (charitable foundation supporting
Princeton, NJ 08542                                                  mainly oceanographic exploration and
                                                                     research). He is a director of Base Ten
                                                                     Systems, Inc. (software), Roadway Express,
                                                                     Inc. (trucking), The Guardian Group of
                                                                     Mutual Funds, the Harding, Loevner Funds,
                                                                     Evans Systems, Inc. (motor fuels,
                                                                     convenience store and diversified company),
                                                                     Electronic Clearing House, Inc. (financial
                                                                     transactions processing), Frontier Oil
                                                                     Corporation and Nutraceutix, Inc.
                                                                     (biotechnology company). Prior to January
                                                                     1993, he was chairman of the Investment
                                                                     Advisory Committee of the Howard Hughes
                                                                     Medical Institute. Mr. Schafer is a director
                                                                     or trustee of 31 investment companies for
                                                                     which Mitchell Hutchins, PaineWebber or one
                                                                     of their affiliates serves as investment
                                                                     adviser.



        Name and Address*; Age                Position with              Business Experience; Other Directorships
        ----------------------                -------------              ----------------------------------------
                                             Trust/Corporation
                                             -----------------
Brian M. Storms;** 44                        Trustee/Director        Mr. Storms is president and chief operating
                                                                     officer of Mitchell Hutchins (since March
                                                                     1999). Prior to March 1999, he was president
                                                                     of Prudential Investments (1996-1999). Prior
                                                                     to joining Prudential, he was a managing
                                                                     director at Fidelity Investments. Mr. Storms
                                                                     is a director or trustee of 31 investment
                                                                     companies for which Mitchell Hutchins,
                                                                     PaineWebber or one of their affiliates
                                                                     serves as investment adviser.

T. Kirkham Barneby; 53                        Vice President         Mr. Barneby is a managing director and chief
                                               (Trust only)          investment officer--quantitative investments
                                                                     of Mitchell Hutchins. Prior to   September 1994,
                                                                     he was a senior vice president at Vantage Global
                                                                     Management. Mr. Barneby is a vice president of
                                                                     seven investment companies for which Mitchell
                                                                     Hutchins, PaineWebber or one of their
                                                                     affiliates serves as investment adviser.

Julieanna Berry; 36                           Vice President         Ms. Berry is a vice president and a
                                               (Trust only)          portfolio manager of Mitchell Hutchins. Ms.
                                                                     Berry is a vice president of two investment
                                                                     companies for which Mitchell Hutchins,
                                                                     PaineWebber or one of their affiliates
                                                                     serves as investment adviser.

James F. Keegan; 38                           Vice President         Mr. Keegan is a senior vice president and a
                                                                     portfolio manager of Mitchell Hutchins.
                                                                     Prior to March 1996, he was director of
                                                                     fixed income strategy and research of
                                                                     Merrion Group, L.P. From 1987 to 1994, he
                                                                     was a vice president of global investment
                                                                     management of Bankers Trust. Mr. Keegan is a
                                                                     vice president of three investment companies
                                                                     for which Mitchell Hutchins, PaineWebber or
                                                                     one of their affiliates serves as investment
                                                                     adviser.

John J. Lee; 30                             Vice President and       Mr. Lee is a vice president and a manager of
                                            Assistant Treasurer      the mutual fund finance department of
                                                                     Mitchell Hutchins. Prior to September 1997,
                                                                     he was an audit manager in the financial
                                                                     services practice of Ernst & Young LLP. Mr.
                                                                     Lee is a vice president and assistant
                                                                     treasurer of 32 investment companies for
                                                                     which Mitchell Hutchins, PaineWebber or one
                                                                     of their affiliates serves as an investment
                                                                     adviser.

Thomas J. Libassi; 40                         Vice President         Mr. Libassi is a senior vice president and a
                                               (Trust only)          portfolio manager of Mitchell Hutchins,
                                                                     where he has been employed since 1994. Mr.
                                                                     Libassi is a vice president of six
                                                                     investment companies for which Mitchell
                                                                     Hutchins, PaineWebber or one of their
                                                                     affiliates serves as investment adviser.



        Name and Address*; Age                Position with              Business Experience; Other Directorships
        ----------------------                -------------              ----------------------------------------
                                             Trust/Corporation
                                             -----------------
Kevin J. Mahoney; 33                        Vice President and       Mr. Mahoney is a first vice president and
                                           Assistant Treasurer       senior manager of the mutual fund finance
                                                                     department of Mitchell Hutchins. From August
                                                                     1996 through March 1999, he was the manager
                                                                     of the mutual fund internal control group of
                                                                     Salomon Smith Barney. Prior to August 1996,
                                                                     he was an associate and assistant treasurer
                                                                     for BlackRock Financial Management L.P. Mr.
                                                                     Mahoney is a vice president and assistant
                                                                     treasurer of 32 investment companies for
                                                                     which Mitchell Hutchins, PaineWebber or one
                                                                     of their affiliates serves as investment
                                                                     adviser.

Dennis McCauley; 52                           Vice President         Mr. McCauley is a managing director and
                                               (Trust only)          chief investment officer--fixed income of
                                                                     Mitchell Hutchins. Prior to December 1994,
                                                                     he was director of fixed income investments
                                                                     of IBM Corporation. Mr. McCauley is a vice
                                                                     president of 22 investment companies for
                                                                     which Mitchell Hutchins, PaineWebber or one
                                                                     of their affiliates serves as investment
                                                                     adviser.

Ann E. Moran; 42                            Vice President and       Ms. Moran is a vice president and a manager
                                            Assistant Treasurer      of the mutual fund finance department of
                                                                     Mitchell Hutchins. Ms. Moran is a vice
                                                                     president and assistant treasurer of 32
                                                                     investment companies for which Mitchell
                                                                     Hutchins, PaineWebber or one of their
                                                                     affiliates serves as investment adviser.

Dianne E. O'Donnell; 47                     Vice President and       Ms. O'Donnell is a senior vice president and
                                                 Secretary           deputy general counsel of Mitchell Hutchins.
                                                                     Ms. O'Donnell is a vice president and
                                                                     secretary of 31 investment companies and a
                                                                     vice president and assistant secretary of
                                                                     one investment company for which Mitchell
                                                                     Hutchins, PaineWebber or one of their
                                                                     affiliates serves as investment adviser.

Emil Polito; 38                               Vice President         Mr. Polito is a senior vice president and
                                                                     director of operations and control for
                                                                     Mitchell Hutchins. Mr. Polito is a vice
                                                                     president of 32 investment companies for
                                                                     which Mitchell Hutchins, PaineWebber or one
                                                                     of their affiliates serves as investment
                                                                     adviser.

Victoria E. Schonfeld; 48                     Vice President         Ms. Schonfeld is a managing director and
                                                                     general counsel of Mitchell Hutchins (since
                                                                     May 1994) and a senior vice president of
                                                                     PaineWebber (since July 1995). Ms. Schonfeld
                                                                     is a vice president of 31 investment
                                                                     companies and a vice president and secretary
                                                                     of one investment company for which Mitchell
                                                                     Hutchins, PaineWebber or one of their
                                                                     affiliates serves as investment adviser.



        Name and Address*; Age                Position with              Business Experience; Other Directorships
        ----------------------                -------------              ----------------------------------------
                                             Trust/Corporation
                                             -----------------
Paul H. Schubert; 36                        Vice President and       Mr. Schubert is a senior vice president and
                                                 Treasurer           director of the mutual fund finance
                                                                     department of Mitchell Hutchins. Mr.
                                                                     Schubert is a vice president and treasurer
                                                                     of 32 investment companies for which
                                                                     Mitchell Hutchins, PaineWebber or one of
                                                                     their affiliates serves as investment
                                                                     adviser.

Nirmal Singh; 43                              Vice President         Mr. Singh is a senior vice president and a
                                               (Trust only)          portfolio manager of Mitchell Hutchins. Mr.
                                                                     Singh is a vice president of four investment
                                                                     companies for which Mitchell Hutchins,
                                                                     PaineWebber or one of their affiliates
                                                                     serves as investment adviser.

Barney A. Taglialatela; 38                  Vice President and       Mr. Taglialatela is a vice president and a
                                            Assistant Treasurer      manager of the mutual fund finance
                                                                     department of Mitchell Hutchins. Prior to
                                                                     February 1995, he was a manager of the
                                                                     mutual fund finance division of Kidder
                                                                     Peabody Asset Management, Inc. Mr.
                                                                     Taglialatela is a vice president and
                                                                     assistant treasurer of 32 investment
                                                                     companies for which Mitchell Hutchins,
                                                                     PaineWebber or one of their affiliates
                                                                     serves as investment adviser.

Mark A. Tincher; 43                           Vice President         Mr. Tincher is a managing director and chief
                                                                     investment officer--equities of Mitchell
                                                                     Hutchins. Prior to March 1995, he was a vice
                                                                     president and directed the U.S. funds
                                                                     management and equity research areas of
                                                                     Chase Manhattan Private Bank. Mr. Tincher is
                                                                     a vice president of 13 investment companies
                                                                     for which Mitchell Hutchins, PaineWebber or
                                                                     one of their affiliates serves as investment
                                                                     adviser.

Keith A. Weller; 37                         Vice President and       Mr. Weller is a first vice president and
                                            Assistant Secretary      associate general counsel of Mitchell
                                                                     Hutchins. Prior to May 1995, he was an
                                                                     attorney in private practice. Mr. Weller is
                                                                     a vice president and assistant secretary of
                                                                     31 investment companies for which Mitchell
                                                                     Hutchins, PaineWebber or one of their
                                                                     affiliates serves as investment adviser.


-------------
* Unless otherwise indicated, the business address of each listed person is 1285 Avenue of the Americas, New York, New York 10019.

** Mrs. Alexander, Mr. Bewkes and Ms. Farrell are "interested persons" of each fund as defined in the Investment Company Act by virtue of their positions with Mitchell Hutchins, PaineWebber, and/or PW Group.


      The Trust pays trustees who are not "interested persons" of the Trust ("disinterested trustees") $1,000 annually for each series. The Corporation has only one series and pays directors who are not "interested persons" of the Corporation $1,500 annually. The Trust and the Corporation each pays such board members up to $150 per series for each board meeting and each separate meeting of a board committee. The Trust presently has seven series and thus pays each such trustee $7,000 annually, plus any additional annual amounts due for board or committee meetings. The Corporation pays each such director $1,500 annually, plus any additional amounts due for board or committee meetings. Each chairman of the audit and contract review committees of individual funds within the PaineWebber fund complex receives additional compensation aggregating $15,000 annually from the relevant funds. All board members are reimbursed for any expenses incurred in attending meetings. Board members and officers own in the aggregate less than 1% of the shares of each fund. Because Mitchell Hutchins and PaineWebber perform substantially all of the services necessary for the operation of the Trust, the Corporation and each fund, the Trust and the Corporation require no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trust or the Corporation for acting as a trustee or officer.


      The table below includes certain information relating to the compensation of the current board members who held office with the Trust or the Corporation during the funds' fiscal year ended March 31, 1999, and the compensation of those board members from all PaineWebber funds during the 1998 calendar year.


                               COMPENSATION TABLE+


                                                                           Aggregate
                                                       Aggregate          Compensation     Total Compensation from
                                                   Compensation from        from the        the Trust/Corporation
                 Name of Person, Position              the Trust*         Corporation*      and the Fund Complex**
                 ------------------------              ----------         ------------      ----------------------
          Richard Q. Armstrong, Trustee/Director         $10,860             $2,310                  $101,372
          Richard R. Burt, Trustee/Director               10,680              2,280                   101,372
           Meyer Feldberg, Trustee/Director               11,023              2,977                   116,222
           George W. Gowen, Trustee/Director              12,655              2,160                   108,272
           Frederic V. Malek, Trustee/Director            10,860              2,310                   101,372
           Carl W. Schafer, Trustee/Director              10,860              2,310                   101,372


--------------------
      Only independent board members are compensated by the Trust or the Corporation and identified above; board members who are "interested persons," as defined by the Investment Company Act, do not receive compensation.

* Represents fees paid to each board member indicated for the fiscal year ended March 31, 1999.

** Represents total compensation paid during the calendar year ended December 31, 1998, to each board member by 31 investment companies (33 in the case of Messrs. Feldberg and Gowen) for which Mitchell Hutchins, PaineWebber or one of their affiliates served as investment adviser. No fund within the PaineWebber fund complex has a bonus, pension, profit sharing or retirement plan.

                         PRINCIPAL HOLDERS OF SECURITIES


      As of June 30, 1999, the funds' records showed no shareholders as owning 5% or more of any class of a fund's shares.

                INVESTMENT ADVISORY AND DISTRIBUTION ARRANGEMENTS

      Investment Advisory Arrangements. Mitchell Hutchins acts as the investment adviser and administrator pursuant to a separate contract (each an "Advisory Contract") with each fund. The Advisory Contract for Financial Services Growth Fund is dated April 1, 1990. The Advisory Contract for Utility Income Fund is dated April 21, 1988, as supplemented by a separate fee agreement dated May 1, 1992. Under the applicable Advisory Contract, each fund pays Mitchell Hutchins a fee, computed daily and paid monthly, at the annual rate of 0.70% of average daily net assets.

      During each of the periods indicated, Mitchell Hutchins earned (or accrued) advisory fees in the amounts set forth below:


                                                                         Fiscal Years Ended March 31,
                                                                         ----------------------------

                                                                     1999            1998             1997
                                                                     ----            ----             ----
         Financial Services Growth Fund..................        $3,553,490      $1,912,197        $771,491
         Utility Income Fund.............................        $  245,628      $  235,331        $314,323*


      * Of this amount, $30,480 was waived by Mitchell Hutchins.

      Under the terms of the applicable Advisory Contract, each fund bears all expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. Expenses borne by each fund include the following: (1) the cost (including brokerage commissions, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the fund by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the fund's shares under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to trustees who are not interested persons of the fund or Mitchell Hutchins; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent trustees;
(11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates; (13) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders and costs of mailing such materials to existing shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by the fund;
(15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to trustees and officers; and (18) costs of mailing, stationery and communications equipment.

      Under each Advisory Contract, Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by a fund in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder. Each Advisory Contract terminates automatically upon its assignment and is terminable at any time without penalty by the board or by vote of the holders of a majority of a fund's outstanding voting securities, on 60 days' written notice to Mitchell Hutchins or by Mitchell Hutchins on 60 days' written notice to a fund.

      Securities Lending. During the years ended March 31, 1998 and March 31, 1999, the funds paid (or accrued) the following fees to PaineWebber for its services as securities lending agent:


                                                        Fiscal Year Ended         Fiscal Year Ended
                                                          March 31, 1999            March 31, 1998
                                                          --------------            --------------
                Financial Services Growth Fund                $14,067                  $24,841
                Utility Income Fund                             2,868                    1,817


      Net Assets. The following table shows the approximate net assets as of June 30, 1999, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.


                                           Net Assets
        Investment Category                  ($mil)
        -------------------                  ------
Domestic (excluding Money Market) ...     $   8,339.4
Global ..............................         4,552.9
Equity/Balanced .....................         7,961.5
Fixed Income (excluding Money Market)         4,930.8
    Taxable Fixed Income ............         3,401.3
    Tax-Free Fixed Income ...........         1,529.5
Money Market Funds ..................        34,337.7


      Personal Trading Policies. Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders of PaineWebber mutual funds and other Mitchell Hutchins advisory accounts by all Mitchell Hutchins' directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by PaineWebber funds and other Mitchell Hutchins advisory clients.

      Distribution Arrangements. Mitchell Hutchins acts as the distributor of each class of shares of each fund under separate distribution contracts with each fund (collectively, "Distribution Contracts"). Each Distribution Contract requires Mitchell Hutchins to use its best efforts, consistent with its other businesses, to sell shares of the applicable fund. Shares of each fund are offered continuously. Under separate exclusive dealer agreements between Mitchell Hutchins and PaineWebber relating to each class of shares of the funds (collectively, "Exclusive Dealer Agreements"), PaineWebber and its correspondent firms sell each fund's shares.

      Under separate plans of distribution pertaining to the Class A, Class B and Class C shares of each fund adopted by the Trust or the Corporation in the manner prescribed under Rule 12b-1 under the Investment Company Act (each, respectively, a "Class A Plan," "Class B Plan" and "Class C Plan," and collectively, "Plans"), each fund pays Mitchell Hutchins a service fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of each class of shares. Under the Class B Plan and the Class C Plan, each fund pays Mitchell Hutchins a distribution fee, accrued daily and payable monthly, at the annual rate of 0.75% of the average daily net assets of the Class B shares. There is no distribution plan with respect to the funds' Class Y shares.

      Mitchell Hutchins uses the service fees under the Plans for Class A, B and C shares primarily to pay PaineWebber for shareholder servicing, currently at the annual rate of 0.25% of the aggregate investment amounts maintained in each fund by PaineWebber clients. PaineWebber then compensates its Financial Advisors for shareholder servicing that they perform and offsets its own expenses in servicing and maintaining shareholder accounts.

      Mitchell Hutchins uses the distribution fees under the Class B and Class C Plans to:

      . Offset the commissions it pays to PaineWebber for selling each fund's Class B and Class C shares, respectively.

      . Offset each fund's marketing costs attributable to such classes, such as preparation, printing and distribution of sales literature, advertising and prospectuses to prospective investors and related overhead expenses, such as employee salaries and bonuses.

      PaineWebber compensates Financial Advisors when Class B and Class C shares are bought by investors, as well as on an ongoing basis. Mitchell Hutchins receives no special compensation from any of the funds or investors at the time Class B or C shares are bought.

         Mitchell Hutchins receives the proceeds of the initial sales charge paid when Class A shares are bought and of the contingent deferred sales charge paid upon sales of shares. These proceeds may be used to cover distribution expenses.

         The Plans and the related Distribution Contracts for Class A, Class B and Class C shares specify that each fund must pay service and distribution fees to Mitchell Hutchins for its activities, not as reimbursement for specific expenses incurred. Therefore, even if Mitchell Hutchins' expenses exceed the service or distribution fees it receives, the funds will not be obligated to pay more than those fees. On the other hand, if Mitchell Hutchins' expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of service and distribution fees received or accrued through the termination date of any Plan will be Mitchell Hutchins' sole responsibility and not that of the funds. Annually, the board of each fund reviews the Plans and Mitchell Hutchins' corresponding expenses for each class separately from the Plans and expenses of the other classes.

         Among other things, each Plan provides that (1) Mitchell Hutchins will submit to the applicable board at least quarterly, and the board members will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the applicable board, including those board members who are not "interested persons" of their respective funds and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by a fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class and (4) while the Plan remains in effect, the selection and nomination of board members who are not "interested persons" of the funds shall be committed to the discretion of the board members who are not "interested persons" of their respective funds.

         In reporting amounts expended under the Plans to the board members, Mitchell Hutchins allocates expenses attributable to the sale of each class of each fund's shares to such class based on the ratio of sales of shares of such class to the sales of all three classes of shares. The fees paid by one class of a fund's shares will not be used to subsidize the sale of any other class of fund shares.

         The funds paid (or accrued) the following service and/or distribution fees to Mitchell Hutchins under the Class A, Class B and Class C Plans during the fiscal year ended March 31, 1999:


                              Financial Services Growth Fund       Utility Income Fund
                              ------------------------------       -------------------
      Class A .............            $  534,765                      $   18,972
      Class B .............             2,106,616                         198,885
      Class C .............               798,910                          75,985


      Mitchell Hutchins estimates that it and its parent corporation, PaineWebber, incurred the following shareholder service-related and distribution-related expenses with respect to each fund during the fiscal year ended March 31, 1999:


                                                  Financial Services Growth Fund         Utility Income Fund
                                                  ------------------------------         -------------------
      Class A
      Marketing and advertising ..................             $611,932                        $ 25,455
      Amortization of commissions ................                    0                               0
      Printing of prospectuses and statements of
      additional information .....................                6,575                             286
      Branch network costs allocated and
      interest expense ...........................              308,192                          25,958
      Service fees paid to PaineWebber Financial
      Advisors ...................................              203,211                           7,209



                                                                        Financial Services Growth Fund         Utility Income Fund
                                                                        ------------------------------         -------------------
Class B
Marketing and advertising ..........................................                  602,727                         66,712
Amortization of commissions ........................................                  698,740                         65,998
Printing of prospectuses and statements of additional information ..                    6,477                            762
Branch network costs allocated and interest expense ................                  438,129                         72,010
Service fees paid to PaineWebber Financial Advisors ................                  200,129                         18,893


Class C
Marketing and advertising ..........................................                  228,831                         25,484
Amortization of commissions ........................................                  227,689                         21,655
Printing of prospectuses and statements of additional information ..                    2,458                            301
Branch network costs allocated and interest expense ................                  118,370                         26,297
Service fees paid to PaineWebber Financial Advisors ................                   75,895                          7,218


         "Marketing and advertising" includes various internal costs allocated by Mitchell Hutchins to its efforts at distributing the funds' shares. These internal costs encompass office rent, salaries and other overhead expenses of various departments and areas of operations of Mitchell Hutchins. "Branch network costs allocated and interest expense" consist of an allocated portion of the expenses of various PaineWebber departments involved in the distribution of the funds' shares, including the PaineWebber retail branch system.

         In approving each fund's overall Flexible Pricing/SM/ system of distribution, the applicable board considered several factors, including that implementation of Flexible Pricing would (1) enable investors to choose the purchasing option best suited to their individual situation, thereby encouraging current shareholders to make additional investments in the fund and attracting new investors and assets to the fund to the benefit of the fund and its shareholders, (2) facilitate distribution of the fund's shares and (3) maintain the competitive position of the fund in relation to other funds that have implemented or are seeking to implement similar distribution arrangements.

         In approving the Class A Plan, each board considered all the features of the distribution system, including (1) the conditions under which initial sales charges would be imposed and the amount of such charges, (2) Mitchell Hutchins' belief that the initial sales charge combined with a service fee would be attractive to PaineWebber Financial Advisors and correspondent firms, resulting in greater growth of the fund than might otherwise be the case, (3) the advantages to the shareholders of economies of scale resulting from growth in the fund's assets and potential continued growth, (4) the services provided to the fund and its shareholders by Mitchell Hutchins, (5) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (6) Mitchell Hutchins' shareholder service-related expenses and costs.

         In approving the Class B Plan, the board of each fund considered all the features of the distribution system, including (1) the conditions under which contingent deferred sales charges would be imposed and the amount of such charges, (2) the advantage to investors in having no initial sales charges deducted from fund purchase payments and instead having the entire amount of their purchase payments immediately invested in fund shares, (3) Mitchell Hutchins' belief that the ability of PaineWebber Financial Advisors and correspondent firms to receive sales commissions when Class B shares are sold and continuing service fees thereafter while their customers invest their entire purchase payments immediately in Class B shares would prove attractive to the Financial Advisors and correspondent firms, resulting in greater growth of the fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the fund's assets and potential continued growth, (5) the services provided to the fund and its shareholders by Mitchell Hutchins, (6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service- and distribution-related expenses and costs. The board members also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its Financial Advisors, without the concomitant receipt by Mitchell Hutchins of initial sales charges, was conditioned upon its expectation of being compensated under the Class B Plan.

         In approving the Class C Plan, each board considered all the features of the distribution system, including (1) the advantage to investors in having no initial sales charges deducted from fund purchase payments and instead having the entire amount of their purchase payments immediately invested in fund shares, (2) the advantage to investors in being free from contingent deferred sales charges upon redemption for shares held more than one year and paying for distribution on an ongoing basis, (3) Mitchell Hutchins' belief that the ability of PaineWebber Financial Advisors and correspondent firms to receive sales compensation for their sales of Class C shares on an ongoing basis, along with continuing service fees, while their customers invest their entire purchase payments immediately in Class C shares and generally do not face contingent deferred sales charges, would prove attractive to the Financial Advisors and correspondent firms, resulting in greater growth to the fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the fund's assets and potential continued growth,
(5) the services provided to the fund and its shareholders by Mitchell Hutchins,
(6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service- and distribution-related expenses and costs. The board members also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its Financial Advisors, without the concomitant receipt by Mitchell Hutchins of initial sales charges or contingent deferred sales charges upon redemption after one year following purchase was conditioned upon its expectation of being compensated under the Class C Plan.

         With respect to each Plan, the boards considered all compensation that Mitchell Hutchins would receive under the Plan and the Distribution Contract, including service fees and, as applicable, initial sales charges, distribution fees and contingent deferred sales charges. The boards also considered the benefits that would accrue to Mitchell Hutchins under each Plan in that Mitchell Hutchins would receive service, distribution and advisory fees that are calculated based upon a percentage of the average net assets of each fund, which fees would increase if the Plan were successful and the fund attained and maintained significant asset levels.

         Under the Distribution Contract between each fund and Mitchell Hutchins for the Class A shares for the fiscal years (or periods) set forth below, Mitchell Hutchins earned the following approximate amounts of sales charges and retained the following approximate amounts, net of concessions to PaineWebber as exclusive dealer.



                                                                            Fiscal Year Ended March 31,

                                                           1999                        1998                         1997
                                                           ----                        ----                         ----
Financial Services Growth Fund
Earned .........................................         $1,505,641                  $2,006,218                  $  318,111
Retained .......................................            103,282                  $  143,106                  $   21,364
Utility Income Fund
Earned .........................................              2,950                  $   21,396                  $    5,958
Retained .......................................                320                  $    1,402                  $      340


         Mitchell Hutchins earned and retained the following contingent deferred sales charges paid upon certain redemptions of shares for the fiscal year ended March 31, 1999:


                       Financial Services Growth Fund     Utility Income Fund
                       ------------------------------     -------------------
Class A ............            $        0                     $        0
Class B ............             1,090,580                         19,147
Class C ............                81,065                            416



                             PORTFOLIO TRANSACTIONS

         Subject to policies established by each board, Mitchell Hutchins is responsible for the execution of each fund's portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, Mitchell Hutchins seeks to obtain the best net results for a fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. While Mitchell Hutchins generally seeks reasonably competitive commission rates, payment of the lowest commission is not necessarily consistent with obtaining the best net results. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. The funds may invest in securities traded in the over-the-counter market and will engage primarily in transactions directly with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker. During the fiscal years indicated, the funds paid the brokerage commissions set forth below:


                                                                            Fiscal Year Ended March 31
                                                           ---------------------------------------------------------------

                                                               1999                     1998                     1997
                                                               ----                     ----                     ----
Financial Services Growth Fund .............                 $791,116                 $317,283                  $80,638
Utility Income Fund ........................                   24,534                   15,213                   72,018


         The funds have no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The funds contemplate that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through Mitchell Hutchins or its affiliates, including PaineWebber. Each board has adopted procedures in conformity with Rule 17e-1 under the Investment Company Act to ensure that all brokerage commissions paid to PaineWebber are reasonable and fair. Specific provisions in the Advisory Contracts authorize Mitchell Hutchins and any of its affiliates that is a member of a national securities exchange to effect portfolio transactions for the funds on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.


         For the last three years, Utility Income Fund paid no brokerage commissions to PaineWebber. For the fiscal year ended March 31, 1997, Financial Services Growth Fund paid no brokerage commissions to PaineWebber. For the fiscal years ended March 31, 1998 and March 31, 1999, Financial Services Growth Fund paid $17,496 and $66,432, respectively, in brokerage commissions to PaineWebber, which represented 5.48% and 8.40%, respectively, of the total commissions paid by that fund and 4.14% and 5.79%, respectively, of the aggregate dollar amount of the fund's transactions involving commission payments.

         Transactions in futures contracts are executed through futures commission merchants ("FCMs"), who receive brokerage commissions for their services. The funds' procedures in selecting FCMs to execute their transactions in futures contracts, including procedures permitting the use of Mitchell Hutchins and its affiliates, are similar to those in effect with respect to brokerage transactions in securities.

         Consistent with the interests of the funds and subject to the review of each board, Mitchell Hutchins may cause a fund to purchase and sell portfolio securities through brokers who provide that fund with research, analysis, advice and similar services. In return for such services, the funds may pay to those brokers a higher commission than may be charged by other brokers, provided that Mitchell Hutchins determines in good faith that such commission is reasonable in terms either of that particular transaction or of the overall responsibility of Mitchell Hutchins to that fund and its other clients and that the total commissions paid by the fund will be reasonable in relation to the benefits to the fund over the long term. During the fiscal year ended March 31, 1999, the funds directed the portfolio transactions indicated below to brokers chosen because they provide research and analysis, for which the funds paid the brokerage commissions indicated below:


                                                    Amount of Portfolio                  Brokerage
                                                       Transactions                  Commissions Paid
                                                       ------------                  ----------------
Financial Services Growth Fund ............            $36,145,240                     $    37,211
Utility Income Fund .......................              2,205,500                           3,780


         For purchases or sales with broker-dealer firms that act as principal, Mitchell Hutchins seeks best execution. Although Mitchell Hutchins may receive certain research or execution services in connection with these transactions, Mitchell Hutchins will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Moreover, Mitchell Hutchins will not enter into any explicit soft dollar arrangements relating to principal transactions and will not receive in principal transactions the types of services that could be purchased for hard dollars. Mitchell Hutchins may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only in compliance with procedures ensuring that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services. These procedures include Mitchell Hutchins receiving multiple quotes from dealers before executing the transactions on an agency basis.

         Information and research services furnished by brokers or dealers through which or with which the funds effect securities transactions may be used by Mitchell Hutchins in advising other funds or accounts and, conversely, research services furnished to Mitchell Hutchins by brokers or dealers in connection with other funds or accounts that either of them advises may be used in advising the funds. Information and research received from brokers or dealers will be in addition to, and not in lieu of, the services required to be performed by Mitchell Hutchins under the Advisory Contracts.

         Investment decisions for a fund and for other investment accounts managed by Mitchell Hutchins are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for a fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that fund and such other account(s) as to amount according to a formula deemed equitable to the fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the funds are concerned, or upon their ability to complete their entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the funds.

         The funds will not purchase securities that are offered in underwritings in which PaineWebber is a member of the underwriting or selling group, except pursuant to procedures adopted by each board pursuant to Rule 10f-3 under the Investment Company Act. Among other things, these procedures require that the spread or commission paid in connection with such a purchase be reasonable and fair, the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that PaineWebber or any affiliate thereof not participate in or benefit from the sale to the fund.

         Portfolio Turnover. The funds' annual portfolio turnover rates may vary greatly from year to year, but they will not be a limiting factor when management deems portfolio changes appropriate. The portfolio turnover rate is calculated by dividing the lesser of a fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year.

         The funds' respective portfolio turnover rates for the fiscal years shown were:


                                                    Fiscal Years Ended March 31,
                                                      1999              1998
                                                      ----              ----
Financial Services Growth Fund ............           59%               23%
Utility Income Fund .......................           21%               10%



            REDUCED SALES CHARGES, ADDITIONAL EXCHANGE AND REDEMPTION
                         INFORMATION AND OTHER SERVICES

         Waivers of Sales Charges/Contingent Deferred Sales Charges -- Class A Shares. The following additional sales charge waivers are available for Class A shares if you:

         . Purchase shares through a variable annuity offered only to qualified plans. For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to the variable annuity's sponsor, adviser or distributor in a total amount not to exceed l% of the amount invested;

         . Acquire shares through an investment program that is not sponsored by PaineWebber or its affiliates and that charges participants a fee for program services, provided that the program sponsor has entered into a written agreement with PaineWebber permitting the sale of shares at net asset value to that program. For investments made pursuant to this waiver, Mitchell Hutchins may make a payment to PaineWebber out of its own resources in an amount not to exceed 1% of the amount invested. For subsequent investments or exchanges made to implement a rebalancing feature of such an investment program, the minimum subsequent investment requirement is also waived;

         . Acquire shares in connection with a reorganization pursuant to which a fund acquires substantially all of the assets and liabilities of another fund in exchange solely for shares of the acquiring fund; or

         . Acquire shares in connection with the disposition of proceeds from the sale of shares of Managed High Yield Plus Fund Inc. that were acquired during that fund's initial public offering of shares and that meet certain other conditions described in its prospectus

         In addition, reduced sales charges on Class A shares are available through the combined purchase plan or through rights of accumulation described below. Class A share purchases of $1 million or more are not subject to an initial sales charge; however, if a shareholder sells these shares within one year after purchase, a contingent deferred sales charge of 1% of the offering price or the net asset value of the shares at the time of sale by the shareholder, whichever is less, is imposed.

         Combined Purchase Privilege -- Class A Shares. Investors and eligible groups of related fund investors may combine purchases of Class A shares of the funds with concurrent purchases of Class A shares of any other PaineWebber mutual fund and thus take advantage of the reduced sales charges indicated in the tables of sales charges for Class A shares in the Prospectus. The sales charge payable on the purchase of Class A shares of the funds and Class A shares of such other funds will be at the rates applicable to the total amount of the combined concurrent purchases.

      An "eligible group of related fund investors" can consist of any combination of the following:

      (a)   an individual, that individual's spouse, parents and children;

      (b)   an individual and his or her individual retirement account ("IRA");

      (c) an individual (or eligible group of individuals) and any company controlled by the individual(s) (a person, entity or group that holds 25% or more of the outstanding voting securities of a corporation will be deemed to control the corporation, and a partnership will be deemed to be controlled by each of its general partners);

      (d) an individual (or eligible group of individuals) and one or more employee benefit plans of a company controlled by the individual(s);

      (e) an individual (or eligible group of individuals) and a trust created by the individual(s), the beneficiaries of which are the individual and/or the individual's spouse, parents or children;

      (f) an individual and a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse;

      (g) an employer (or group of related employers) and one or more qualified retirement plans of such employer or employers (an employer controlling, controlled by or under common control with another employer is deemed related to that other employer); or

      (h) individual accounts related together under one registered investment adviser having full discretion and control over the accounts. The registered investment adviser must communicate at least quarterly through a newsletter or investment update establishing a relationship with all of the accounts.

      Rights of Accumulation -- Class A Shares. Reduced sales charges are available through a right of accumulation, under which investors and eligible groups of related fund investors (as defined above) are permitted to purchase Class A shares of the funds among related accounts at the offering price applicable to the total of (1) the dollar amount then being purchased plus (2) an amount equal to the then-current net asset value of the purchaser's combined holdings of Class A fund shares and Class A shares of any other PaineWebber mutual fund. The purchaser must provide sufficient information to permit confirmation of his or her holdings, and the acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time.

      Reinstatement Privilege -- Class A Shares. Shareholders who have redeemed Class A shares of a fund may reinstate their account without a sales charge by notifying the transfer agent of such desire and forwarding a check for the amount to be purchased within 365 days after the date of redemption. The reinstatement will be made at the net asset value per share next computed after the notice of reinstatement and check are received. The amount of a purchase under this reinstatement privilege cannot exceed the amount of the redemption proceeds. Gain on a redemption is taxable regardless of whether the reinstatement privilege is exercised, although a loss arising out of a redemption might not be deductible under certain circumstances. See "Taxes" below.

      Waivers of Contingent Deferred Sales Charges -- Class B Shares. The maximum 5% contingent deferred sales charge applies to sales of shares during the first year after purchase. The charge generally declines by 1% annually, reaching zero after six years. Among other circumstances, the contingent deferred sales charge on Class B shares is waived where a total or partial redemption is made within one year following the death of the shareholder. The contingent deferred sales charge waiver is available where the decedent is either the sole shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship. This waiver applies only to redemption of shares held at the time of death.

      Purchases of Class Y Shares Through the PACE Multi Advisor Program. An investor who participates in the PACE Multi Advisor Program is eligible to purchase Class Y shares. The PACE Multi Advisor Program is an advisory program sponsored by PaineWebber that provides comprehensive investment services, including investor profiling, a personalized asset allocation strategy using an appropriate combination of funds, and a quarterly investment performance review. Participation in the PACE Multi Advisor Program is subject to payment of an advisory fee at the effective maximum annual rate of 1.5% of assets. Employees of PaineWebber and its affiliates are entitled to a waiver of this fee. Please contact your PaineWebber Financial Advisor or PaineWebber's correspondent firms for more information concerning mutual funds that are available through the PACE Multi Advisor Program.

      Additional Exchange and Redemption Information. As discussed in the Prospectus, eligible shares of the funds may be exchanged for shares of the corresponding class of most other PaineWebber mutual funds. Class Y shares are not eligible for exchange. Shareholders will receive at least 60 days' notice of any termination or material modification of the exchange offer, except no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or a fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with the fund's investment objective, policies and restrictions.

      If conditions exist that make cash payments undesirable, each fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the fund and valued in the same way as they would be valued for purposes of computing the fund's net asset value. Any such redemption in kind will be made with readily marketable securities, to the extent available. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. Each fund has elected, however, to be governed by Rule 18f-1 under the Investment Company Act, under which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for one shareholder. This election is irrevocable unless the SEC permits its withdrawal.

      The funds may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange is closed or trading on the New York Stock Exchange is restricted as determined by the SEC,
(2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for a fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of a fund's portfolio at the time.

      Service Organizations. A fund may authorize service organizations, and their agents, to accept on its behalf purchase and redemption orders that are in "good form." A fund will be deemed to have received these purchase and redemption orders when a service organization or its agent accepts them. Like all customer orders, these orders will be priced based on the fund's net asset value next computed after receipt of the order by the service organizations or their agents. Service organizations may include retirement plan service providers who aggregate purchase and redemption instructions received from numerous retirement plans or plan participants.

      Automatic Investment Plan. PaineWebber offers an automatic investment plan with a minimum initial investment of $1,000 through which a fund will deduct $50 or more on a monthly, quarterly, semi-annual or annual basis from the investor's bank account to invest directly in the fund. Participation in the automatic investment plan enables an investor to use the technique of "dollar cost averaging." When an investor invests the same dollar amount each month under the plan, the investor will purchase more shares when a fund's net asset value per share is low and fewer shares when the net asset value per share is high. Using this technique, an investor's average purchase price per share over any given period will be lower than if the investor purchased a fixed number of shares on a monthly basis during the period. Of course, investing through the automatic investment plan does not assure a profit or protect against loss in declining markets. Additionally, because the automatic investment plan involves continuous investing regardless of price levels, an investor should consider his or her financial ability to continue purchases through periods of both low and high price levels.

      Systematic Withdrawal Plan. The systematic withdrawal plan allows investors to set up monthly, quarterly (March, June, September and December), semi-annual (June and December) or annual (December) withdrawals from their PaineWebber Mutual Fund accounts. Minimum balances and withdrawals vary according to the class of shares:

      . Class A and Class C shares. Minimum value of fund shares is $5,000; minimum withdrawals of $100.

      . Class B shares. Minimum value of fund shares is $20,000; minimum monthly, quarterly, and semi-annual and annual withdrawals of $200, $400, $600 and $800, respectively.

      Withdrawals under the systematic withdrawal plan will not be subject to a contingent deferred sales charge if the investor withdraws no more than 12% of the value of the fund account when the investor signed up for the Plan (for Class B shares, annually; for Class A and Class C shares, during the first year under the Plan). Shareholders who elect to receive dividends or other distributions in cash may not participate in this plan.

      An investor's participation in the systematic withdrawal plan will terminate automatically if the "Initial Account Balance" (a term that means the value of the fund account at the time the investor elects to participate in the systematic withdrawal plan), less aggregate redemptions made other than pursuant to the systematic withdrawal plan, is less than the minimum values specified above. Purchases of additional shares of a fund concurrent with withdrawals are ordinarily disadvantageous to shareholders because of tax liabilities and, for Class A shares, initial sales charges. On or about the 20th of a month for monthly, quarterly, semi-annual and annual plans, PaineWebber will arrange for redemption by the funds of sufficient fund shares to provide the withdrawal payments specified by participants in the funds' systematic withdrawal plan. The payments generally are mailed approximately five Business Days (defined under "Valuation of Shares") after the redemption date. Withdrawal payments should not be considered dividends, but redemption proceeds. If periodic withdrawals continually exceed reinvested dividends and other distributions, a shareholder's investment may be correspondingly reduced. A shareholder may change the amount of the systematic withdrawal or terminate participation in the systematic withdrawal plan at any time without charge or penalty by written instructions with signatures guaranteed to PaineWebber or PFPC Inc. Instructions to participate in the plan, change the withdrawal amount or terminate participation in the plan will not be effective until five days after written instructions with signatures guaranteed are received by PFPC. Shareholders may request the forms needed to establish a systematic withdrawal plan from their PaineWebber Financial Advisors, correspondent firms or PFPC at 1-800-647-1568.

      Individual Retirement Accounts. Self-directed IRAs are available through PaineWebber in which purchases of PaineWebber mutual funds and other investments may be made. Investors considering establishing an IRA should review applicable tax laws and should consult their tax advisers.

      Transfer of Accounts. If investors holding shares of a fund in a PaineWebber brokerage account transfer their brokerage accounts to another firm, the fund shares will be moved to an account with PFPC. However, if the other firm has entered into a selected dealer agreement with Mitchell Hutchins relating to the fund, the shareholder may be able to hold fund shares in an account with the other firm.

PaineWebber RMA Resource Accumulation Plan/SM/;
PaineWebber Resource Management Account(R)(RMA)(R)

      Shares of PaineWebber mutual funds (each a "PW fund" and, collectively, the "PW funds") are available for purchase through the RMA Resource Accumulation Plan ("Plan") by customers of PaineWebber and its correspondent firms who maintain Resource Management Accounts ("RMA accountholders"). The Plan allows an RMA accountholder to continually invest in one or more of the PW funds at regular intervals, with payment for shares purchased automatically deducted from the client's RMA account. The client may elect to invest at monthly or quarterly intervals and may elect either to invest a fixed dollar amount (minimum $100 per period) or to purchase a fixed number of shares. A client can elect to have Plan purchases executed on the first or fifteenth day of the month. Settlement occurs three Business Days (defined under "Valuation of Shares") after the trade date, and the purchase price of the shares is withdrawn from the investor's RMA account on the settlement date from the following sources and in the following order: uninvested cash balances, balances in RMA money market funds, or margin borrowing power, if applicable to the account.

      To participate in the Plan, an investor must be an RMA accountholder, must have made an initial purchase of the shares of each PW fund selected for investment under the Plan (meeting applicable minimum investment requirements) and must complete and submit the RMA Resource Accumulation Plan Client Agreement and Instruction Form available from PaineWebber. The investor must have received a current prospectus for each PW fund selected prior to enrolling in the Plan. Information about mutual fund positions and outstanding instructions under the Plan are noted on the RMA accountholder's account statement. Instructions under the Plan may be changed at any time, but may take up to two weeks to become effective.

      The terms of the Plan, or an RMA accountholder's participation in the Plan, may be modified or terminated at any time. It is anticipated that, in the future, shares of other PW funds and/or mutual funds other than the PW funds may be offered through the Plan.

      Periodic Investing and Dollar Cost Averaging. Periodic investing in the PW funds or other mutual funds, whether through the Plan or otherwise, helps investors establish and maintain a disciplined approach to accumulating assets over time, de-emphasizing the importance of timing the market's highs and lows. Periodic investing also permits an investor to take advantage of "dollar cost averaging." By investing a fixed amount in mutual fund shares at established intervals, an investor purchases more shares when the price is lower and fewer shares when the price is higher, thereby increasing his or her earning potential. Of course, dollar cost averaging does not guarantee a profit or protect against a loss in a declining market, and an investor should consider his or her financial ability to continue investing through periods of both low and high share prices. However, over time, dollar cost averaging generally results in a lower average original investment cost than if an investor invested a larger dollar amount in a mutual fund at one time.

      PaineWebber's Resource Management Account. In order to enroll in the Plan, an investor must have opened an RMA account with PaineWebber or one of its correspondent firms. The RMA account is PaineWebber's comprehensive asset management account and offers investors a number of features, including the following:

      . monthly Premier account statements that itemize all account activity, including investment transactions, checking activity and Gold MasterCard(Registered) transactions during the period, and provide unrealized and realized gain and loss estimates for most securities held in the account;

      . comprehensive year-end summary statements that provide information on account activity for use in tax planning and tax return preparation;

      . automatic "sweep" of uninvested cash into the RMA accountholder's choice of one of the six RMA money market funds - RMA Money Market Portfolio, RMA U.S. Government Portfolio, RMA Tax-Free Fund, RMA California Municipal Money Fund, RMA New Jersey Municipal Money Fund and RMA New York Municipal Money Fund. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

      . check writing, with no per-check usage charge, no minimum amount on checks and no maximum number of checks that can be written. RMA accountholders can code their checks to classify expenditures. All canceled checks are returned each month;

      . Gold MasterCard, with or without a line of credit, which provides RMA accountholders with direct access to their accounts and can be used with automatic teller machines worldwide. Purchases on the Gold MasterCard are debited to the RMA account once monthly, permitting accountholders to remain invested for a longer period of time;

      . 24-hour access to account information through toll-free numbers, and more detailed personal assistance during business hours from the RMA Service Center;


      . unlimited electronic funds transfers and bill payment service for an additional fee

      . expanded account protection for the net equity securities balance in the event of the liquidation of PaineWebber. This protection does not apply to shares of funds that are held at PFPC and not through PaineWebber; and

      . automatic direct deposit of checks into your RMA account and automatic withdrawals from the account.

      The annual account fee for an RMA account is $85, which includes the Gold MasterCard, with an additional fee of $40 if the investor selects an optional line of credit with the Gold MasterCard.

                          CONVERSION OF CLASS B SHARES

      Class B shares of a fund will automatically convert to Class A shares of that fund, based on the relative net asset values per share of the two classes, as of the close of business on the first Business Day (as defined under "Valuation of Shares") of the month in which the sixth anniversary of the initial issuance of such Class B shares occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean (i) the date on which such Class B shares were issued or (ii) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

      The conversion feature is subject to the continuing availability of an opinion of counsel to the effect that the dividends and other distributions paid on Class A and Class B shares will not result in "preferential dividends" under the Internal Revenue Code and that the conversion of shares does not constitute a taxable event. If the conversion feature ceased to be available, the Class B shares would not be converted and would continue to be subject to the higher ongoing expenses of the Class B shares beyond six years from the date of purchase. Mitchell Hutchins has no reason to believe that this condition will not continue to be met.

                               VALUATION OF SHARES

      Each fund determines its net asset value per share separately for each class of shares, normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the New York Stock Exchange on each Business Day, which is defined as each Monday through Friday when the New York Stock Exchange is open. Prices will be calculated earlier when the New York Stock Exchange closes early because trading has been halted for the day. Currently the New York Stock Exchange is closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      Securities that are listed on exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by Mitchell Hutchins as the primary market. Securities traded in the over-the-counter market and listed on the Nasdaq Stock Market ("Nasdaq") normally are valued at the last available sale price on Nasdaq prior to valuation; other over-the-counter securities are valued at the last bid price available prior to valuation. Where market quotations are readily available, portfolio securities are valued based upon market quotations, provided those quotations adequately reflect, in the judgment of Mitchell Hutchins, the fair value of the security. Where those market quotations are not readily available, securities are valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. All other securities and other assets are valued at fair value as determined in good faith by or under the direction of the applicable board. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, including many lower rated bonds, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the applicable board determines that this does not represent fair value.

                             PERFORMANCE INFORMATION

      The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

      Total Return Calculations. Average annual total return quotes ("Standardized Return") used in each fund's Performance Advertisements are calculated according to the following formula:

          P(1 + T)/n/=    ERV
       where:      P =    a hypothetical initial payment of $1,000 to purchase
                          shares of a specified class
                   T =    average annual total return of shares of that class
                   n =    number of years
                 ERV =    ending redeemable value of a hypothetical $1,000
                          payment at the beginning of that period.

      Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, for Class A shares, the maximum 4.5% sales charge is deducted from the initial $1,000 payment and, for Class B and Class C shares, the applicable contingent deferred sales charge imposed on a redemption of Class B or Class C shares held for the period is deducted. All dividends and other distributions are assumed to have been reinvested at net asset value.

      The funds also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ("Non-Standardized Return"). The funds calculate Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value. Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; the inclusion of those charges would reduce the return.

      Both Standardized Return and Non-Standardized Return for Class B shares for periods of over six years reflect conversion of the Class B shares to Class A shares at the end of the sixth year.

      The following tables show performance information for each class of the funds' shares outstanding for the periods indicated. All returns for periods of more than one year are expressed as an average annual return.

                       FINANCIAL SERVICES GROWTH FUND INC.


Class                                                   Class A             Class B               Class C             Class Y
(Inception Date)                                       (5/22/86)            (7/1/91)              (7/2/92)           (3/30/98)
----------------                                       ---------            --------              --------           ---------
Year ended March 31, 1999:
         Standardized Return* ...................       (11.95)%             (13.01)%              (9.40)%             (7.57)%
         Non-Standardized Return ................        (7.81)%              (8.51)%              (8.50)%             (7.57)%
Five Years ended March 31, 1999:
         Standardized Return* ...................        21.41%               21.42%               21.59%                N/A
         Non-Standardized Return ................        22.53%               21.61%               21.59%                N/A
Ten Years ended March 31, 1999:
         Standardized Return ....................        20.56%                N/A                   N/A                 N/A
         Non-Standardized Return ................        21.11%                N/A                   N/A                 N/A
Inception to March 31, 1999:
         Standardized Return* ...................        15.59%               22.80%               19.84%              (6.59)%
         Non-Standardized Return ................        16.00%               22.80%               19.84%              (6.59)%



--------------------------
* All Standardized Return figures for Class A shares reflect deduction of the current maximum sales charge of 4.5%. All Standardized Return figures for Class B and Class C shares reflect deduction of the applicable contingent deferred sales charge imposed on a redemption of shares held for the period. Class Y shares do not impose an initial or contingent deferred sales charge; therefore, the performance information is the same for both standardized return and non-standardized return for the periods indicated.



                               UTILITY INCOME FUND


Class                                                  Class A              Class B              Class C           Class Y
(Inception Date)                                       (7/2/93)             (7/2/93)             (7/2/93)         (9/10/98)
----------------                                       --------             --------             --------         ---------
Year ended March 31, 1999:
         Standardized Return* ...................       (3.31)%              (4.45)%              (0.55)%             N/A
         Non-Standardized Return ................        1.24%                0.49%                0.44%              N/A
Five Years ended March 31, 1999
         Standardized Return* ...................        8.85%                8.79%                8.89%              N/A
         Non-Standardized Return ................       13.13%               12.26%               12.24%              N/A
Inception to March 31,1999:
         Standardized Return* ...................        8.85%                8.79%                8.89%            10.14%
         Non-Standardized Return ................        9.72%                8.90%                8.89%            10.14%



--------------
* All Standardized Return figures for Class A shares reflect deduction of the current maximum sales charge of 4.5%. All Standardized Return figures for Class B and Class C shares reflect deduction of the applicable contingent deferred sales charges imposed on a redemption of shares held for the period. [Class Y shares do not impose an initial or contingent deferred sales charge; therefore, the performance information is the same for both standardized return and non-standardized return for the periods indicated.




         Other Information. In Performance Advertisements, the funds may compare their Standardized Return and/or their Non-Standardized Return with data published by Lipper Inc. ("Lipper") for U.S. government funds, corporate bond
(BBB) funds and high yield funds, CDA Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Companies Service ("Wiesenberger"), Investment Company Data, Inc. ("ICD") or Morningstar Mutual Funds ("Morningstar"), or with the performance of recognized stock, bond and other indices, including the Municipal Bond Buyers Indices, Lehman Bond Index, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), the Dow Jones Industrial Average, Merrill Lynch Municipal Bond Indices, the Morgan Stanley Capital International World Index, the Lehman Brothers Treasury Bond Index, Lehman Brothers Government/Corporate Bond Index, the Salomon Brothers World Government Bond Index and changes in the Consumer Price Index as published by the U.S. Department of Commerce. Each fund also may refer in these materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD or Morningstar. Performance Advertisements also may refer to discussions of the funds and comparative mutual fund data and ratings reported in independent periodicals, including THE WALL STREET JOURNAL, MONEY Magazine, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

         The funds may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a fund investment are reinvested in additional fund shares, any future income or capital appreciation of a fund would increase the value, not only of the original fund investment, but also of the additional fund shares received through reinvestment. As a result, the value of a fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

         The funds may also compare their performance with the performance of bank certificates of deposit (CDs) as measured by the CDA Certificate of Deposit Index, the Bank Rate Monitor National Index and the averages of yields of CDs of major banks published by Banxquote(R) Money Markets. In comparing the funds' performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Shares of the funds are not insured or guaranteed by the U.S. government and returns and net asset values will fluctuate. The debt securities held by the funds generally have longer maturities than most CDs and may reflect interest rate fluctuations for longer term debt securities. An investment in any fund involves greater risks than an investment in either a money market fund or a CD.

         The funds may also compare their performance to general trends in the stock and bond markets, as illustrated by the following graph prepared by Ibbotson Associates, Chicago.


     Chart showing performance of S&P 500, long term U.S. government bonds, Treasury Bills and inflation from 1928 thorough 1998


YEAR          Common Stocks       Long-Term Gov't Bonds      Inflation/CPI       Treasury Bills
----          -------------       ---------------------      -------------       --------------
1928             $22,039                  $11,751               $9,553              $11,028
1929             $20,184                  $12,153               $9,572              $11,552
1930             $15,158                  $12,719               $8,994              $11,831
1931              $8,588                  $12,044               $8,138              $11,957
1932              $7,885                  $14,072               $7,300              $12,072
1933             $12,142                  $14,062               $7,337              $12,108
1934             $11,967                  $15,473               $7,486              $12,128
1935             $17,672                  $16,243               $7,710              $12,148
1936             $23,667                  $17,465               $7,803              $12,170
1937             $15,376                  $17,505               $8,045              $12,208
1938             $20,161                  $18,473               $7,822              $12,205
1939             $20,079                  $19,570               $7,784              $12,208
1940             $18,115                  $20,762               $7,859              $12,208
1941             $16,015                  $20,955               $8,623              $12,215
1942             $19,273                  $21,630               $9,424              $12,248
1943             $24,265                  $22,080               $9,721              $12,291
1944             $29,057                  $22,700               $9,926              $12,331
1945             $39,645                  $25,136              $10,150              $12,372
1946             $36,446                  $25,111              $11,993              $12,415
1947             $38,527                  $24,453              $13,074              $12,478
1948             $40,646                  $25,284              $13,428              $12,579
1949             $48,283                  $26,915              $13,186              $12,717
1950             $63,594                  $26,931              $13,950              $12,870
1951             $78,869                  $25,873              $14,769              $13,061
1952             $93,357                  $26,173              $14,899              $13,278
1953             $92,433                  $27,126              $14,991              $13,520
1954            $141,071                  $29,076              $14,916              $13,636
1955            $185,594                  $28,701              $14,971              $13,850
1956            $197,768                  $27,097              $15,399              $14,191
1957            $176,449                  $29,118              $15,864              $14,636
1958            $252,957                  $27,345              $16,144              $14,862
1959            $283,211                  $26,727              $16,386              $15,300
1960            $284,542                  $30,410              $16,628              $15,707
1961            $361,055                  $30,705              $16,740              $16,042
1962            $329,535                  $32,820              $16,944              $16,480
1963            $404,669                  $33,217              $17,223              $16,994
1964            $471,359                  $34,383              $17,428              $17,596
1965            $530,043                  $34,627              $17,763              $18,287
1966            $476,721                  $35,891              $18,358              $19,158
1967            $591,038                  $32,597              $18,916              $19,964
1968            $656,407                  $32,512              $19,809              $21,004
1969            $600,613                  $30,863              $21,019              $22,386
1970            $624,697                  $34,601              $22,173              $23,846
1971            $714,091                  $39,179              $22,918              $24,893
1972            $849,626                  $41,408              $23,700              $25,849
1973            $725,071                  $40,948              $25,785              $27,640
1974            $533,144                  $42,730              $28,931              $29,851
1975            $731,474                  $46,661              $30,956              $31,582
1976            $905,565                  $54,500              $32,442              $33,193
1977            $840,364                  $54,118              $34,648              $34,886
1978            $895,828                  $53,469              $37,767              $37,398
1979          $1,060,661                  $52,827              $42,790              $41,287
1980          $1,404,315                  $50,767              $48,096              $45,911
1981          $1,335,504                  $51,732              $52,376              $52,660
1982          $1,621,301                  $72,631              $54,419              $58,190
1983          $1,986,094                  $73,139              $56,487              $63,310
1984          $2,111,218                  $84,476              $58,746              $69,515
1985          $2,791,030                 $110,664              $60,979              $74,867
1986          $3,307,371                 $137,776              $61,649              $79,509
1987          $3,479,354                 $134,056              $64,362              $83,882
1988          $4,063,885                 $147,060              $67,194              $89,167
1989          $5,344,009                 $173,678              $70,285              $96,657
1990          $5,173,001                 $184,446              $74,572             $104,196
1991          $6,750,766                 $220,044              $76,884             $110,031
1992          $7,270,575                 $237,867              $79,114             $113,882
1993          $7,996,906                 $281,159              $81,250             $117,185
1994          $8,101,665                 $259,229              $83,443             $121,755
1995         $10,507,050                 $313,511              $85,404             $126,856
1996          13,710,736                  337,286               88,451              135,380
1997          18,274,382                  363,828               90,067              142,494
1998          23,495,420                  441,777               91,513              149,416


The chart is shown for illustrative purposes only and does not represent either fund's performance. These returns consist of income and capital appreciation (or depreciation) and should not be considered an indication or guarantee of future investment results. Year-to-year fluctuations in certain markets have been significant and negative returns have been experienced in certain markets from time to time. Stocks are measured by the S&P 500, an unmanaged weighted index comprising 500 widely held common stocks and varying in composition. Unlike investors in bonds and U.S. Treasury bills, common stock investors do not receive fixed income payments and are not entitled to repayment of principal. These differences contribute to investment risk. Returns shown for long-term government bonds are based on U.S. Treasury bonds with 20-year maturities. Inflation is measured by the Consumer Price Index. The indexes are unmanaged and are not available for investment.

----------------------


Source: Stocks, Bonds, Bills and Inflation 1999 Yearbook(TM) Ibbotson Assoc., Chi. (annual updates work by Roger G. Ibbotson & Rex A. Sinquefield).

      Over time, although subject to greater risks and higher volatility, stocks have outperformed all other investments by a wide margin, offering a solid hedge against inflation. From 1926 to 1998, stocks beat all other traditional asset classes. A $10,000 investment in the stocks comprising the S&P 500 grew to $23,495,420, significantly more than any other investment.

                                      TAXES


      Backup Withholding. Each fund is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund or PaineWebber with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to those shareholders who otherwise are subject to backup withholding.


      Sale or Exchange of Fund Shares. A shareholder's sale (redemption) of shares may result in a taxable gain or loss, depending on whether the shareholder receives more or less than his or her adjusted basis for the shares (which normally includes any initial sales charge paid on Class A shares). An exchange of either fund's shares for shares of another PaineWebber mutual fund generally will have similar tax consequences. In addition, if a fund's shares are bought within 30 days before or after selling other shares of the fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

      Special Rule for Class A Shareholders. A special tax rule applies when a shareholder sells or exchanges Class A shares within 90 days of purchase and subsequently acquires Class A shares of the same or another PaineWebber mutual fund without paying a sales charge due to the 365-day reinstatement privilege or the exchange privilege. In these cases, any gain on the sale or exchange of the original Class A shares would be increased, or any loss would be decreased, by the amount of the sales charge paid when those shares were bought, and that amount would increase the basis of the PaineWebber mutual fund shares subsequently acquired.

      Conversion of Class B Shares. A shareholder will recognize no gain or loss as a result of a conversion from Class B shares to Class A shares.


      Qualification as a Regulated Investment Company. To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code, each fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These additional requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or foreign currency contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If a fund failed to qualify for treatment as a RIC for any taxable year, (a) it would be taxed as an ordinary corporation on its taxable income for that year without being able to deduct the distributions it makes to its shareholders and
(b) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

         Other Information. Dividends and other distributions declared by a fund in October, November or December of any year and payable to shareholders of record on a date in any of those months will be deemed to have been paid by the fund and received by the shareholders on December 31 of that year if the distributions are paid by the fund during the following January.

         A portion of the dividends from each fund's investment company taxable income (whether paid in cash or in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

         If fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon. Investors also should be aware that if shares are purchased shortly before the record date for a capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.


         Dividends and interest received, and gains realized, by a fund on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (collectively "foreign taxes") that would reduce the return on its securities. Tax conventions between certain countries and the United States, however, may reduce or eliminate foreign taxes, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a fund's total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, the fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by him or her, his or her proportionate share of those taxes, (2) would be required to treat his or her share of those taxes and of any dividend paid by the fund that represents income from foreign or U.S. possessions sources as his or her own income from those sources, and (3) could either deduct the foreign taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his or her federal income tax. A fund will report to its shareholders shortly after each taxable year their respective shares of foreign taxes paid to, and the income from sources within, foreign countries and U.S. possessions if it makes this election. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation, in which event they would be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required. Neither fund expects to be able to make this election during the coming year.


         Each fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for the calendar year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

         The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that determine for income tax purposes the amount, character and timing of recognition of the gains and losses a fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts derived by a fund with respect to its business of investing in securities or foreign currencies, qualify as permissible income under the Income Requirement.

         Each fund may invest in the stock of "passive foreign investment companies" ("PFICs") if that stock is a permissible investment. A PFIC is a foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain from disposition of such stock (collectively "PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.


         If a fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (which it may have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax) even if the QEF does not distribute those earnings and gain to the fund. In most instances it will be very difficult, if not impossible, to make this election because of certain of its requirements.

         Each fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over a fund's adjusted basis therein as of the end of that year. Pursuant to the election, a fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the fund for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). A fund's adjusted basis in each PFIC's stock with respect to which it has made this election will be adjusted to reflect the amounts of income included and deductions taken thereunder.


         Certain futures and foreign currency contracts in which a fund may invest may be subject to section 1256 of the Code ("section 1256 contracts"). Any section 1256 contracts a fund holds at the end of each taxable year generally must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that a fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to the shareholders as ordinary income, and to increase the net capital gain a fund recognizes, without in either case increasing the cash available to the fund. A fund may elect not to have the foregoing rules apply to any "mixed straddle" (that is, a straddle, clearly identified by the fund in accordance with the regulations, at least one (but not all) of the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends that must be distributed.


         Gains or losses (1) from the disposition of foreign currencies , including forward currency contracts, (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to exchange rate fluctuations between the time a fund accrues interest, dividends or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the fund actually collects the receivables or pays the liabilities, generally are treated as ordinary income or loss. These gains, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of a fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain. If section 988 losses exceed other investment company taxable income during a taxable year, a fund would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder's basis in his or her fund shares.


         Offsetting positions in any actively traded security, option, futures or forward contract entered into or held by a fund may constitute a "straddle" for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of a fund's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. Different elections are available to the funds, which may mitigate the effects of the straddle rules, particularly with respect to "mixed straddles" (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts).


         When a covered call option written (sold) by a fund expires, it realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When a fund terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a fund is exercised, the fund is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

         If a fund has an "appreciated financial position"-- generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis--and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract entered into by a fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to a fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).


         A fund may acquire zero coupon or other securities issued with original issue discount ("OID") and/or Treasury inflation-protected securities ("TIPS"), on which principal is adjusted based on changes in the Consumer Price Index. A fund must include in its gross income the OID that accrues on those securities, and the amount of any principal increases on TIPS, during the taxable year, even if the fund receives no corresponding payment on them during the year. Similarly, a fund that invests in payment-in-kind ("PIK") securities must include in its gross income securities it receives as "interest" on those securities. Each fund has elected similar treatment with respect to securities purchased at a discount from their face value ("market discount"). Because a fund annually must distribute substantially all of its investment company taxable income, including any accrued OID, market discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would have to be made from the fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The fund might realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

         The foregoing is only a general summary of some of the important federal tax considerations generally affecting the funds and their shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the funds' activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the funds and to dividends and other distributions therefrom.

                                OTHER INFORMATION

         Massachusetts Business Trusts. The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of Utility Income Fund could, under certain circumstances, be held personally liable for the obligations of the fund or its Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust or the fund and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the board members or by any officers or officer by or on behalf of the Trust or the fund, the board members or any of them in connection with the Trust. The Declaration of Trust provides for indemnification from the fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility that Mitchell Hutchins believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder, the shareholder paying such liability would be entitled to reimbursement from the general assets of the fund. The board members intend to conduct each fund's operations in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

         Classes of Shares. A share of each class of a fund represents an identical interest in that fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the funds will affect the performance of those classes. Each share of a fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class A, B, C and Y shares will differ.

         Voting Rights. Shareholders of each fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of a fund (or the Trust, which has more than one series) may elect all of the board members of that fund or Trust. The shares of a fund will be voted together, except that only the shareholders of a particular class of a fund may vote on matters affecting only that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the series of the Trust is required by law.

         The funds do not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust or fund (as applicable) may remove a board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of 10% of the outstanding shares of the Trust or fund, as applicable.

         Class-Specific Expenses. Each fund may determine to allocate certain of its expenses (in addition to service and distribution fees) to the specific classes of its shares to which those expenses are attributable. For example, Class B and Class C shares bear higher transfer agency fees per shareholder account than those borne by Class A or Class Y shares. The higher fee is imposed due to the higher costs incurred by the transfer agent in tracking shares subject to a contingent deferred sales charge because, upon redemption, the duration of the shareholder's investment must be determined in order to determine the applicable charge. Although the transfer agency fee will differ on a per account basis as stated above, the specific extent to which the transfer agency fees will differ between the classes as a percentage of net assets is not certain, because the fee as a percentage of net assets will be affected by the number of shareholder accounts in each class and the relative amounts of net assets in each class.

      Prior Names. Prior to December 14, 1995, Financial Services Growth Fund was known as "PaineWebber Regional Financial Growth Fund Inc." Prior to November 10, 1995, each fund's Class C shares were known as "Class D" shares.

      Custodian and Recordkeeping Agent; Transfer and Dividend Agent. State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for each fund. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as each fund's transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.

      Combined Prospectus. Although each fund is offering only its own shares, it is possible that a fund might become liable for a misstatement in the Prospectus about another fund. The board of each fund has considered this factor in approving the use of a single, combined Prospectus.

      Counsel. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the funds. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

      Auditors. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for the funds.

                              FINANCIAL STATEMENTS

Each fund's Annual Report to Shareholders for its last fiscal year ended March 31, 1999 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent auditors or independent accountants appearing therein are incorporated herein by this reference.

                                    APPENDIX

                               RATINGS INFORMATION

Description of Moody's Corporate Bond Ratings

         Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities; A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future; Baa. Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Description of S&P Corporate Debt Ratings

         AAA. An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong; AA. An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong; A. An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong; BBB. An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation; BB, B, CCC, CC, C. Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions; BB. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing certainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation; B. An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation., Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation; CCC. An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation; CC. An obligation rated CC is currently highly vulnerable to nonpayment; C. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are not being continued; D. An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on a obligation are jeopardized.

         Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         r. This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

You should rely only on the information contained or referred to in the Prospectus and this Statement of Additional Information. The funds and their distributor have not authorized anyone to provide you with information that is different. The Prospectus and this Statement of Additional Information are not an offer to sell shares of the funds in any jurisdiction where the funds or their distributor may not lawfully sell those shares.






                                  ------------





                                   PaineWebber
                         Financial Services Growth Fund

                                   PaineWebber
                               Utility Income Fund









                   ------------------------------------------

                       Statement of Additional Information
                                 August 1, 1999

                   ------------------------------------------










                                   PaineWebber


(C)1999 PaineWebber Incorporated

                           PART C. OTHER INFORMATION
                           -------------------------

Item 23.  Exhibits
          --------

          (1)  (a)  Amended and Restated Declaration of Trust 1/
                                                              -

               (b)  Amendment to Declaration of Trust effective April 8, 1998 2/
                                                                              -

               (c)  Amendment to Declaration of Trust effective July 9, 1998 2/
                                                                             -

               (d)  Amendment to Declaration of Trust effective August 19, 1998
                    3/
                    -

               (e) Amendment to Declaration of Trust effective June 24, 1999 (filed herewith)

          (2)  Restated By-Laws 1/
                                -

          (3) Instruments defining the rights of holders of the Registrant's shares of beneficial interest 4/
                                             -
          (4)  (a)  Investment Advisory and Administration Contract 1/
                                                                    -

               (b) Investment Advisory and Administration Contract with respect to PaineWebber Tax-Managed Equity Fund and PaineWebber Research Fund 3/
                                  -
               (c) Investment Advisory Fee Agreement with respect to PaineWebber Utility Income Fund 1/
                                                    -
               (d) Investment Advisory Fee Agreement with respect to PaineWebber Low Duration U.S. Government Income Fund 1/
                                                                         -
               (e) Investment Advisory Fee Agreement with respect to PaineWebber Asia Pacific Growth Fund 5/
                                                         -

               (f) Form of Investment Advisory Fee Agreement with respect to PaineWebber Research Fund (filed herewith)

               (g) Sub-Investment Advisory Contract with respect to PaineWebber Low Duration U.S. Government Income Fund 6/
                                                             -
               (h) Sub-Advisory Contract with respect to PaineWebber Asia Pacific Growth Fund 5/
                                        -
          (5)  (a)  Distribution Contract with respect to Class A Shares 1/
                                                                         -

               (b)  Distribution Contract with respect to Class B Shares 1/
                                                                         -

               (c)  Distribution Contract with respect to Class C Shares 7/
                                                                         -

               (d)  Distribution Contract with respect to Class Y Shares 7/
                                                                         -

               (e)  Exclusive Dealer Agreement with respect to Class A Shares 1/
                                                                              -

               (f)  Exclusive Dealer Agreement with respect to Class B Shares 1/
                                                                              -

               (g)  Exclusive Dealer Agreement with respect to Class C Shares 7/
                                                                              -

               (h)  Exclusive Dealer Agreement with respect to Class Y Shares 7/
                                                                              -

          (6)  Bonus, profit sharing or pension plans - none

          (7)  Custodian Agreement 1/
                                   -
          (8)  Transfer Agency Agreement 8/
                                         -

          (9) (a) Opinion and consent of counsel with respect to PaineWebber Utility Income Fund (filed herewith)

               (b) Opinion and consent of counsel with respect to PaineWebber Research Fund (filed herewith)

          (10) Other opinions, appraisals, rulings and consents: Auditors' consent (filed herewith)

          (11) Financial statements omitted from prospectus - none

          (12) Letter of investment intent 1/
                                           -

          (13) (a) Plan of Distribution pursuant to Rule 12b-1 with respect to Class A Shares 3/
                                   -
               (b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B Shares 3/
                                   -
               (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C Shares 3/
                                   -

               (d) Form of Addendum to Class C Plan for PaineWebber Research Fund (filed herewith)

          (14) and

          (27) Financial Data Schedule (not applicable)

          (15) Plan pursuant to Rule 18f-3 9/
                                           -
_________________

1/        Incorporated by reference from Post-Effective Amendment No. 52 to the
-
          registration statement, SEC File No. 2-91362, filed February 27, 1998.

2         Incorporated by reference from Post-Effective Amendment No. 54 to the
-
          registration statement, SEC File No. 2-91362, filed July 21, 1998.

3/        Incorporated by reference from Post-Effective Amendment No. 59 to the
-
          registration statement, SEC File No. 2-91362, filed February 26, 1999.

4/        Incorporated by reference from Articles III, VIII, IX, X and XI of
-
          Registrant's Amended and Restated Declaration of Trust and from Articles II, VII and X of Registrant's Restated By-Laws.

5/        Incorporated by reference from Post Effective Amendment No. 50 to the
-
          registration statement, SEC File No. 2-91362, filed July 7, 1997.

6/        Incorporated by reference from Post-Effective Amendment No. 37 to the
-
          registration statement, SEC File No. 2-91362, filed March 31, 1995.

7/        Incorporated by reference from Post-Effective Amendment No. 39 to the
-
          registration statement, SEC File No. 2-91362, filed February 14, 1996.

8/        Incorporated by reference from Post-Effective Amendment No. 53 to the
-
          registration statement, SEC File No. 2-91362, filed March 31, 1998.

9/        Incorporated by reference from Post-Effective Amendment No. 43 to the
-
          registration statement, SEC File No. 2-91362, filed July 31, 1996.

Item 24.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------

          Until PaineWebber Research Fund has public shareholders, Mitchell Hutchins Asset Management is a controlling person of the Fund.

Item 25.  Indemnification
          ---------------

     Section 2 of "Indemnification" in Article X of the Declaration of Trust provides that the Registrant will indemnify its trustees and officers to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article X, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. Section 2 of "Indemnification" in Article X also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

     Additionally, "Limitation of Liability" in Article X of the Declaration of Trust provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with, or having a claim against, the Trust; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee or investment adviser of the Registrant.

     Section 2 of Article XI of the Declaration of Trust additionally provides that, subject to the provisions of Section 1 of Article XI and to Article X, the trustees shall not be liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts, or failing to follow such advice, with respect to the meaning and operation of the Declaration of Trust.

     Article XI of the By-Laws provides that the Registrant may purchase and maintain insurance on behalf of any person who is or was a trustee, officer or employee of the Trust, or is or was serving at the request of the Trust as a trustee, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or her and incurred by him or her in any such capacity or arising out of his or her status as such, whether or not the Registrant would have the power to indemnify him or her against such liability, provided that the Registrant may not acquire insurance protecting any trustee or officer against liability to the Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

     Section 9 of each Investment Advisory and Administration Contract ("Advisory Contract") between Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") and the Trust provides that Mitchell Hutchins shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Registrant in connection with the matters to which the Advisory Contract relates, except for a loss resulting from willful misfeasance, bad faith, or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory Contract. The sub-advisory contracts with respect to PaineWebber Low Duration U.S. Government Income Fund and PaineWebber Asia Pacific Growth Fund contain similar provisions with respect to those sub-advisers. Section 10 of each Advisory Contract provides that the trustees shall not be liable for any obligations of the Trust under the Advisory Contract and that Mitchell Hutchins shall look only to the assets and property of the Trust in settlement of such right or claim and not to the assets and property of the trustees.

     Section 9 of each Distribution Contract provides that the Trust will indemnify Mitchell Hutchins and its officers, directors or controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Mitchell Hutchins to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of each Distribution Contract also provides that Mitchell Hutchins agrees to indemnify, defend and hold the Trust, its officers and trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Mitchell Hutchins for use in the Registration Statement or arising out of an agreement between Mitchell Hutchins and any retail dealer, or arising out of supplementary literature or advertising used by Mitchell Hutchins in connection with each Distribution Contract.

     Section 9 of each Exclusive Dealer Agreement contains provisions similar to
Section 9 of each Distribution Contract, with respect to PaineWebber Incorporated ("PaineWebber").

     Section 10 of each Distribution Contract contains provisions similar to that of the section of the Investment Advisory and Administration Contracts limiting the liability of the Trust's trustees.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

     Mitchell Hutchins, a Delaware corporation, is a registered investment advisor and is a wholly owned subsidiary of PaineWebber which is, in turn, a wholly owned subsidiary of Paine Webber Group Inc. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219), and is incorporated herein by reference.

     Pacific Investment Management Company ("PIMCO") serves as sub-adviser for PaineWebber Low Duration U.S. Government Income Fund. PIMCO, a Delaware general partnership, is a registered investment adviser and a subsidiary partnership of PIMCO Advisors L.P. ("PIMCO Advisors"). The general partners of PIMCO Advisors are PIMCO Advisors Holding L.P., a publicly traded company listed on the New York Stock Exchange under the symbol "PA" and PIMCO Partners, G.P., a a general partnership between Pacific Life Insurance Company and PIMCO Partners, LLC., a limited liability company controlled by the PIMCO managing directors. PIMCO is primarily engaged in the investment advisory business. Information as to the officers and managing directors and partners of PIMCO is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-48187) and is incorporated herein by reference.

     Schroder Capital Management International Inc. ("Schroder Capital") serves as investment sub-adviser for PaineWebber Asia Pacific Growth Fund. Schroder Capital, a New York corporation, is a registered investment adviser and is primarily engaged in the investment advisory business. Schroder Capital is a wholly owned indirect subsidiary of Schroders plc, the London Stock Exchange listed holding company parent of a large worldwide group of banks and financial services companies (referred to as the "Schroder Group") with associated companies and branch and representative offices located worldwide. Information regarding the officers and directors of Schroder Capital is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-15834) and is incorporated herein by reference.

Item 27.  Principal Underwriters
          ----------------------

     (a) Mitchell Hutchins serves as principal underwriter and/or investment adviser for the following other investment companies:


          ALL-AMERICAN TERM TRUST INC.
          GLOBAL HIGH INCOME DOLLAR FUND INC.
          GLOBAL SMALL CAP FUND INC.
          INSURED MUNICIPAL INCOME FUND INC.
          INVESTMENT GRADE MUNICIPAL INCOME FUND INC.
          MANAGED HIGH YIELD FUND INC.
          MANAGED HIGH YIELD PLUS FUND INC.
          MITCHELL HUTCHINS INSTITUTIONAL SERIES
          MITCHELL HUTCHINS PORTFOLIOS
          MITCHELL HUTCHINS SERIES TRUST
          PAINEWEBBER AMERICA FUND
          PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
          PAINEWEBBER INDEX TRUST
          PAINEWEBBER INVESTMENT SERIES
          PAINEWEBBER INVESTMENT TRUST
          PAINEWEBBER INVESTMENT TRUST II
          PAINEWEBBER MANAGED ASSETS TRUST
          PAINEWEBBER MANAGED INVESTMENTS TRUST
          PAINEWEBBER MASTER SERIES, INC.
          PAINEWEBBER MUNICIPAL SERIES
          PAINEWEBBER MUTUAL FUND TRUST
          PAINEWEBBER OLYMPUS FUND
          PAINEWEBBER SECURITIES TRUST
          STRATEGIC GLOBAL INCOME FUND, INC.
          2002 TARGET TERM TRUST INC.

     (b) Mitchell Hutchins is the principal underwriter for the Registrant. PaineWebber acts as exclusive dealer for the shares of the Registrant. The directors and officers of Mitchell Hutchins, their principal business addresses and their positions and offices with Mitchell Hutchins are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219). The directors and officers of PaineWebber, their principal business addresses and their positions and offices with PaineWebber are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-7163). The foregoing information is hereby incorporated by reference. The information set forth below is furnished for those directors and officers of Mitchell Hutchins or PaineWebber who also serve as trustees or officers of the Registrant. Unless otherwise indicated, the principal business address of each person named is 1285 Avenue of the Americas, New York, NY 10019.


                                                                            Position and Offices with
Name                                 Position With Registrant               Underwriter or Exclusive Dealer
----                                 ------------------------               -------------------------------
Margo N. Alexander                   Trustee and President                  Chairman, Chief Executive Officer and a
                                                                            Director of Mitchell Hutchins and
                                                                            Executive Vice President and a Director
                                                                            of PaineWebber

                                                                            Position and Offices with
Name                                 Position With Registrant               Underwriter or Exclusive Dealer
----                                 ------------------------               -------------------------------
Mary C. Farrell                      Trustee                                Managing Director, Senior Investment
                                                                            Strategist and member of the Investment
                                                                            Policy Committee of PaineWebber

Brian M. Storms                      Trustee                                President and Chief Operating Officer of
                                                                            Mitchell Hutchins

T. Kirkham Barneby                   Vice President                         Managing Director and Chief Investment
                                                                            Officer - Quantitative Investments of
                                                                            Mitchell Hutchins

Julianna Berry                       Vice President                         First Vice President and a Portfolio
                                                                            Manager of Mitchell Hutchins

James F. Keegan                      Vice President                         Senior Vice President and a Portfolio
                                                                            Manager of Mitchell Hutchins

John J. Lee                          Vice President and Assistant           Vice President and a Manager of the
                                     Treasurer                              Mutual Fund Finance Department of
                                                                            Mitchell Hutchins

Thomas J. Libassi                    Vice President                         Senior Vice President and a Portfolio
                                                                            Manager of Mitchell Hutchins

Kevin J. Mahoney                     Vice President and Assistant           First Vice President and a Senior Manager
                                     Treasurer                              of the Mutual Fund Finance Department of
                                                                            Mitchell Hutchins

Dennis McCauley                      Vice President                         Managing Director and Chief Investment
                                                                            Officer - Fixed Income of Mitchell
                                                                            Hutchins

Ann E. Moran                         Vice President and Assistant           Vice President and a Manager of the
                                     Treasurer                              Mutual Fund Finance Department of
                                                                            Mitchell Hutchins

Dianne E. O'Donnell                  Vice President and Secretary           Senior Vice President and Deputy General
                                                                            Counsel of Mitchell Hutchins

Emil Polito                          Vice President                         Senior Vice President and Director of
                                                                            Operations and Control for Mitchell
                                                                            Hutchins

Victoria E. Schonfeld                Vice President                         Managing Director and General Counsel of
                                                                            Mitchell Hutchins and a Senior Vice
                                                                            President of PaineWebber

Paul H. Schubert                     Vice President and Treasurer           Senior Vice President and Director of the
                                                                            Mutual Fund Finance Department of
                                                                            Mitchell Hutchins

Nirmal Singh                         Vice President                         Senior Vice President and a Portfolio
                                                                            Manager of Mitchell Hutchins

Barney A. Taglialatela               Vice President and Assistant           Vice President and a Manager of the
                                     Treasurer                              Mutual Fund Finance Department of
                                                                            Mitchell Hutchins

                                                                            Position and Offices with
Name                                 Position With Registrant               Underwriter or Exclusive Dealer
----                                 ------------------------               -------------------------------
Mark A. Tincher                      Vice President                         Managing Director and Chief Investment
                                                                            Officer - Equities of Mitchell Hutchins

Keith A. Weller                      Vice President and Assistant           First Vice President and Associate
                                     Secretary                              General Counsel of Mitchell Hutchins

         (c) None.

Item 28. Location of Accounts and Records
         --------------------------------

         The books and other documents required by paragraphs (b)(4), (c) and
(d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Mitchell Hutchins, 1285 Avenue of the Americas, New York, New York 10019. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.

Item 29. Management Services
         -------------------

         Not applicable.

Item 30. Undertakings
         ------------

         None.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 29th day of July, 1999.

                                   PAINEWEBBER MANAGED INVESTMENTS TRUST

                                   By:  /s/ Dianne E. O'Donnell
                                        -----------------------------
                                        Dianne E. O'Donnell
                                        Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                     Title                                   Date
---------                                     -----                                   ----
/s/ Margo N. Alexander                        President and Trustee                   July 29, 1999
---------------------------------             (Chief Executive Officer)
Margo N. Alexander *

/s/ E. Garrett Bewkes, Jr.                    Trustee and Chairman                    July 29, 1999
---------------------------------             of the Board of Trustees
E. Garrett Bewkes, Jr. *

/s/ Richard Q. Armstrong                      Trustee                                 July 29, 1999
---------------------------------
Richard Q. Armstrong *

/s/ Richard R. Burt                           Trustee                                 July 29, 1999
---------------------------------
Richard R. Burt *

/s/ Mary C. Farrell                           Trustee                                 July 29, 1999
---------------------------------
Mary C. Farrell *

/s/ Meyer Feldberg                            Trustee                                 July 29, 1999
---------------------------------
Meyer Feldberg *

/s/ George W. Gowen                           Trustee                                 July 29, 1999
---------------------------------
George W. Gowen *

/s/ Frederic V. Malek                         Trustee                                 July 29, 1999
---------------------------------
Frederic V. Malek *

/s/ Carl W. Schafer                           Trustee                                 July 29, 1999
---------------------------------
Carl W. Schafer *

/s/ Brian M. Storms                           Trustee                                 July 29, 1999
---------------------------------
Brian M. Storms **

/s/ Paul H. Schubert                          Vice President and Treasurer (Chief     July 29, 1999
---------------------------------             Financial and Accounting Officer)
Paul H. Schubert

* Signature affixed by Elinor W. Gammon pursuant to powers of attorney dated May 21, 1996 and incorporated by reference from Post-Effective Amendment No. 30 to the registration statement of PaineWebber Managed Municipal Trust, SEC File 2-89016, filed June 27, 1996.

** Signature affixed by Elinor W. Gammon pursuant to power of attorney dated May 14, 1999 and incorporated by reference from Post-Effective Amendment No. 61 to the registration statement of PaineWebber Managed Investments Trust, SEC File 2-91362, filed June 1, 1999.

                     PAINEWEBBER MANAGED INVESTMENTS TRUST

                                 EXHIBIT INDEX
                                 -------------

Exhibit
Number
------
     (1)  (a)  Amended and Restated Declaration of Trust 1/
                                                         -

          (b)  Amendment to Declaration of Trust effective April 8, 1998 2/
                                                                         -

          (c)  Amendment to Declaration of Trust effective July 9, 1998 2/
                                                                        -

          (d)  Amendment to Declaration of Trust effective August 19, 1998 3/
                                                                           -

          (e) Amendment to Declaration of Trust effective June 24, 1999 (filed herewith)

     (2)  Restated By-Laws 1/
                           -

     (3) Instruments defining the rights of holders of the Registrant's shares of beneficial interest 4/
                                 -

     (4)  (a)  Investment Advisory and Administration Contract 1/

          (b) Investment Advisory and Administration Contract with respect to PaineWebber Tax-Managed Equity Fund and PaineWebber Research Fund 3/
               -

          (c) Investment Advisory Fee Agreement with respect to PaineWebber Utility Income Fund 1/
                                   -

          (d) Investment Advisory Fee Agreement with respect to PaineWebber Low Duration U.S. Government Income Fund 1/
                                                    -

          (e) Investment Advisory Fee Agreement with respect to PaineWebber Asia Pacific Growth Fund 5/
                                        -

          (f) Form of Investment Advisory Fee Agreement with respect to PaineWebber Research Fund (filed herewith)

          (g) Sub-Investment Advisory Contract with respect to PaineWebber Low Duration U.S. Government Income Fund 6/
                                                    -

          (h) Sub-Advisory Contract with respect to PaineWebber Asia Pacific Growth Fund 5/
                           -

     (5)  (a)  Distribution Contract with respect to Class A Shares 1/
                                                                    -

          (b)  Distribution Contract with respect to Class B Shares 1/
                                                                    -

          (c)  Distribution Contract with respect to Class C Shares 7/
                                                                    -

          (d)  Distribution Contract with respect to Class Y Shares 7/
                                                                    -

          (e)  Exclusive Dealer Agreement with respect to Class A Shares 1/
                                                                         -

          (f)  Exclusive Dealer Agreement with respect to Class B Shares 1/
                                                                         -

          (g)  Exclusive Dealer Agreement with respect to Class C Shares 7/
                                                                         -

          (h)  Exclusive Dealer Agreement with respect to Class Y Shares 7/
                                                                         -

     (6)  Bonus, profit sharing or pension plans - none

     (7)  Custodian Agreement 1/
                              -

     (8)  Transfer Agency Agreement 8/
                                    -

     (9) (a) Opinion and consent of counsel with respect to PaineWebber Utility Income Fund (filed herewith)

          (b) Opinion and consent of counsel with respect to PaineWebber Research Fund (filed herewith)

     (10) Other opinions, appraisals, rulings and consents: Auditors' consent (filed herewith)

     (11) Financial statements omitted from prospectus - none

     (12) Letter of investment intent 1/
                                      -

     (13) (a) Plan of Distribution pursuant to Rule 12b-1 with respect to Class A Shares 3/
                        -

          (b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B Shares 3/
                        -

          (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C Shares 3/
                        -

          (d) Form of Addendum to Class C Plan for PaineWebber Research Fund (filed herewith)

     (14) and

     (27) Financial Data Schedule (not applicable)

     (15) Plan pursuant to Rule 18f-3 9/
                                      -

_________________

1/   Incorporated by reference from Post-Effective Amendment No. 52 to the
-
     registration statement, SEC File No. 2-91362, filed February 27, 1998.


2    Incorporated by reference from Post-Effective Amendment No. 54 to the
-
     registration statement, SEC File No. 2-91362, filed July 21, 1998.


3/   Incorporated by reference from Post-Effective Amendment No. 59 to the
-
     registration statement, SEC File No. 2-91362, filed February 26, 1999.


4/   Incorporated by reference from Articles III, VIII, IX, X and XI of
-
     Registrant's Amended and Restated Declaration of Trust and from Articles II, VII and X of Registrant's Restated By-Laws.


5/   Incorporated by reference from Post Effective Amendment No. 50 to the
-
     registration statement, SEC File No. 2-91362, filed July 7, 1997.


6/   Incorporated by reference from Post-Effective Amendment No. 37 to the
-
     registration statement, SEC File No. 2-91362, filed March 31, 1995.


7/   Incorporated by reference from Post-Effective Amendment No. 39 to the
-
     registration statement, SEC File No. 2-91362, filed February 14, 1996.


8/   Incorporated by reference from Post-Effective Amendment No. 53 to the
-
     registration statement, SEC File No. 2-91362, filed March 31, 1998.


9/   Incorporated by reference from Post-Effective Amendment No. 43 to the
-
     registration statement, SEC File No. 2-91362, filed July 31, 1996.